[Nuveen logo appears here]

Nuveen Tax-Free Mutual Funds

Dependable tax-free
income for generations

MUNICIPAL BOND

INSURED MUNICIPAL BOND


SEMIANNUAL REPORT/AUGUST 31, 1995


[Photo of couple appears here]

     CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 10  Shareholder Meeting Report
 11  Portfolio of investments
 36  Statement of net assets
 37  Statement of operations
 38  Statement of changes in net assets
 39  Notes to financial statements
 50  Financial highlights

Dear
shareholder

[Photo of Richard J. Franke appears here]

"Over time, municipal bonds
have proven to
be a valuable
and dependable component of
successful investment programs."

Since the beginning of 1995, we have enjoyed a welcome rebound in the bond markets, as we put 1994-a dismal period in bond market history-behind us. This year serves as a reminder that weathering the ups and downs of the market is a normal part of the investment process. It helps to put things in perspective if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals minimizes the impact of any short-term market volatility.
  Municipal bond funds continue to be one of the best ways to invest for the long term, offering diversification across market sectors and states, relative stability of principal, and steady income. Through-out this period, we have kept our sights focused on meeting these objectives, providing you with a source of stable current income, credit quality, and enhanced share price relative to the market as a whole.
  As of August 31, 1995, the current yield on the net asset value of Class R shares was 5.02% for the Municipal Bond Fund and 5.34% for the Insured Municipal Bond Fund. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 7.84% on taxable alternatives, which would be difficult to achieve using securities of comparable credit quality.

  In addition, both of the funds covered in this report posted gains in net asset value over August 31, 1994, figures, reflecting growth of fund principal. The 12-month total returns for these funds, incorporating share price gains as well as reinvested dividend income, were 8.16% for the Municipal Bond Fund and 8.76% for the Insured Municipal Bond Fund. That is equivalent to taxable total returns of 11.49% and 12.01%, respectively.

  These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance. Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs.

  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free mutual funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.

  We use a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings.

  Nuveen also prides itself on its superior service to shareholders. Through annual and semiannual reports, regular statements, and our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and ensure that products are selected to meet your needs.

 As you review the following pages detailing the performance of your tax-free mutual fund, I hope you come away with the feeling that these results, coupled with Nuveen's continued pledge of superior service, add up to a rewarding investing experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,

/s/ Richard J. Franke

Richard J. Franke
Chairman of the Board
October 16, 1995

Answering your
questions

Tom Spalding, head of Nuveen's portfolio management team, offers insights into our approach to fund management and the outlook for Nuveen's Tax-Free Mutual Funds.

         What does
    Nuveen mean by
"value investing"?

At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. Our value investing approach avoids predictions about the direction of the markets or the economy in general, concentrating instead on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.

  While the concept sounds simple, successful value investing must be based on sound research that supports the selection of quality bonds. It also requires an ability to recognize value by gaining insights into individual issuers as well as specific bonds-information that often goes beyond that which is readily

Tom Spalding, head
of Nuveen's portfolio
management team, answers investors'
questions on developments in the
municipal market.
[Photo of Tom Spalding]

available to the market in general. Having the largest research staff in the investment management industry dedicated exclusively to gathering this type of information on municipal bonds is reflected in the long-term results of our value investing approach.

 We believe that value investing gives us an important edge in the management of municipal bond funds, an edge that translates to helping you meet your goals and expectations.

  How does the work
   done by Nuveen's
Research Department
   help support the
 value of my funds?

At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. And sound research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key elements of a successful fixed income investment program.

  Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase-even those rated AAA by the rating agencies.

  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets. This daily surveillance of events and trends in the credit markets assists us in monitoring the underlying value of our holdings.

  This combination of in depth research and review helps your tax-free municipal investments to meet your expectations for dependable income and credit safety.

 What impact have
  Federal Reserve
Board actions had
  on bond prices?

Between February 1994 and February 1995, the Federal Reserve Board moved an unprecedented seven times to raise short-term interest rates. Board chairman Greenspan justified the hikes in short-term rates on the basis that the increases would cause the economy to slow enough in the future to relieve any inflationary pressures and avoid a significant increase in the rate of inflation. These increases in short-term rates reduced demand for long-term bonds, which had the complementary effects of lowering bond prices and raising bond yields.

  On July 6, 1995, after much anticipation, the Federal Reserve Board cautiously declared victory for this policy, making its first move to ease rates in nearly three years. Long-term bond yields had already fallen substantially, in anticipation of the Fed's move. In subsequent meetings, the Fed has held off on any further action, sending the message that it believes the economy is on the right track.

        What is the
current outlook for
   municipal bonds?

With the rebound in the bond market at the beginning of 1995 and some consensus that inflation is under control, economic indicators are favorable for municipal bonds. Technical issues also point to a more favorable climate.

 One technical issue that affects bond prices is the supply and demand situation. While supplies of municipal bonds had been lagging over the past few quarters, new issue supply rose sharply in the second quarter of 1995. Demand has been somewhat subdued by extraordinary market volatility over the past 18 months and by the mounting discussion of the ramifications of proposed tax law reforms.

 We believe that municipal bonds continue to be a fundamentally sound and attractive investment option, offering one of the few remaining tax-advantaged alternatives. Once investors are more confident that the interest rate environment has stabilized, we expect to see the demand for municipal investments resume its long-term upward trend.

NUVEEN MUNICIPAL BOND
FUND

Muni Bond

In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of steady dividends. Shareholders also received two capital gains distributions during this period.

[GRAPH APPEARS HERE]

                      12 MONTH DIVIDEND HISTORY--R SHARES
                                 09/94 = .0430
                                 10/94 = .0922
                                 11/94 = .0430
                                 12/94 = .0689
                                 01/95 = .0430
                                 02/95 = .0430
                                 03/95 = .0430
                                 04/95 = .0430
                                 05/95 = .0430
                                 06/95 = .0430
                                 07/95 = .0430
                                 08/95 = .0430
[_] Capital Gains


FUND HIGHLIGHTS 8/31/95
Current SEC yield on R Shares*                         5.02%
Taxable-equivalent yield on R Shares**                 7.84%
12-mo. total return on R Shares*                       8.16%
Taxable-equivalent total return on R Shares**         11.49%
Combined state and federal tax rate                    36.0%


The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 10.


NUVEEN INSURED MUNICIPAL
BOND FUND

Insured Muni Bond

The Fund adjusted its monthly tax-free dividend twice during the period as older, higher coupon bonds were called away and replaced with today's lower yielding bonds. In addition, shareholders received a capital gains distribution in October.

[GRAPH APPEARS HERE]

                      12 MONTH DIVIDEND HISTORY--R SHARES
                                 09/94 = .0485
                                 10/94 = .0646
                                 11/94 = .0485
                                 12/94 = .0485
                                 01/95 = .0485
                                 02/95 = .0480
                                 03/95 = .0480
                                 04/95 = .0480
                                 05/95 = .0480
                                 06/95 = .0480
                                 07/95 = .0480
                                 08/95 = .0475
[_] Capital Gains


FUND HIGHLIGHTS 8/31/95
Current SEC yield on R Shares*                         5.34%
Taxable-equivalent yield on R Shares**                 8.34%
12-mo. total return on R Shares*                       8.76%
Taxable-equivalent total return on R Shares**         12.01%
Federal tax rate                                       36.0%


The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 10.

* All shares issued prior to June 13, 1995 for Municipal Bond Fund, and September 6, 1994 for Insured Municipal Bond Fund, have been designated as Class R Shares, which are currently available only for dividend reinvestment and certain other restricted situations. Please see Financial Highlights beginning on page 50 for additional data on Class A and C Shares.

** An investor subject to the indicated income tax rate would have to receive this return from a fully taxable investment to equal the stated yield and total return on an after-tax basis.

Shareholder Meeting Report

On May 26, 1995, Nuveen Municipal Bond Fund, Inc. held a Special Meeting of Shareholders. At the meeting, shareholders were asked to consider and approve a proposal to reorganize the Fund as a Massachusetts business trust, permitting the Fund to issue multiple classes of shares.

  In voting for the reorganization, shareholders also voted to elect current Fund directors as trustees of the Trust, to approve the investment management agreement with the Fund as the investment management agreement with the Trust, and to select the auditors for the Fund as the auditors for the Trust. The directors elected at the meeting include: Richard J. Franke, Timothy R. Schwertfeger, Lawrence H. Brown, Anne E. Impellizzeri, Margaret K. Rosenheim and Peter R. Sawers.

  Approval of the reorganization of the Fund as a Massachusetts business trust was reached as follows:

                     Shares
     For        227,741,892.541
     Against     11,255,115.590
     Abstain      9,485,973.172
                ---------------
     Total      248,482,981.303

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995
PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND

 PRINCIPAL                                        OPT. CALL
 AMOUNT         DESCRIPTION                     PROVISIONS* RATINGS**   MARKET VALUE
------------------------------------------------------------------------------------
                ALASKA - 1.3%
                Alaska Housing Finance
                 Corporation, Insured
                 Mortgage Program:
 $    4,265,000 6.375%, 12/01/07               12/95 at 101        Aa $    4,317,630
      3,290,000 7.650%, 12/01/10               12/00 at 102        Aa      3,499,540
     10,885,000 7.800%, 12/01/30               12/00 at 102        Aa     11,466,368
                Alaska State Housing
                 Finance Corporation:
      3,675,000 6.375%, 12/01/12               12/02 at 102        Aa      3,902,960
     12,250,000 6.600%, 12/01/23               12/02 at 102        Aa     13,210,645
------------------------------------------------------------------------------------
                ARIZONA - 2.1%
                Salt River Project,
                 Agricultural
                 Improvement
                 and Power District:
      5,000,000 4.900%, 1/01/08                 1/04 at 102        Aa      4,776,600
      9,145,000 5.000%, 1/01/10                 1/96 at 100        Aa      8,642,848
     26,200,000 4.750%, 1/01/17                 1/04 at 100        Aa     22,285,982
     20,350,000 5.500%, 1/01/28                 1/02 at 100        Aa     18,767,381
      4,570,000 Scottsdale Industrial
                 Development Authority
                 (Scottsdale Memorial
                 Hospital), 8.500%,
                 9/01/07                        9/97 at 102       Aaa      5,045,006
------------------------------------------------------------------------------------
                ARKANSAS - 0.4%
     11,210,000 Jefferson County
                 Hospital, 6.000%,
                 7/01/06                        7/03 at 102         A     11,595,848
------------------------------------------------------------------------------------
                CALIFORNIA - 13.4%
                California Department of
                 Water Resources
                 (Central Valley
                 Project):
     15,515,000 5.700%, 12/01/16            6/03 at 101 1/2        Aa     14,886,487
      9,500,000 5.750%, 12/01/19            6/03 at 101 1/2        Aa      9,092,355
     12,250,000 5.500%, 12/01/23           12/03 at 101 1/2        Aa     11,326,228
     20,000,000 4.875%, 12/01/27               12/03 at 101        Aa     16,320,400
     13,025,000 California Health
                 Facilities Financing
                 Authority (Catholic
                 Healthcare West),
                 5.000%, 7/01/14                7/04 at 102       Aaa     11,566,070
     27,600,000 California Health
                 Facilities Financing
                 Authority (Daughters of
                 Charity), 9.250%,
                 3/01/15                        3/96 at 102        Aa     28,886,712
     12,000,000 California State Public
                 Works Board, Department
                 of Corrections
                 (California State
                 Prison, Monterey
                 County), 7.000%,
                 11/01/19                      11/04 at 102         A     12,833,880
     34,795,000 California Statewide
                 Communities Development
                 Authority (St. Joseph
                 Health System),
                 5.500%, 7/01/23                7/03 at 102        Aa     31,411,186
      9,000,000 East Bay Municipal
                 Utility District,
                 5.000%, 6/01/21                6/03 at 102       Aaa      7,794,720
                Foothill/Eastern
                 Transportation Corridor
                 Agency:
     45,000,000 0.000%, 1/01/23                No Opt. Call      BBB-      6,665,850
     15,000,000 6.000%, 1/01/34                 1/05 at 102      BBB-     13,689,900

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                CALIFORNIA (CONTINUED)
                Los Angeles Department
                 of Water and Power:
 $   17,575,000 6.500%, 4/15/32             4/02 at 102        Aa $   17,968,504
     13,100,000 6.125%, 1/15/33             1/03 at 102        Aa     13,098,821
                Los Angeles Wastewater
                 System:
      7,000,000 5.700%, 6/01/20             6/03 at 102       Aaa      6,704,180
     21,000,000 5.700%, 6/01/23             6/03 at 102       Aaa     20,069,490
                Los Angeles County
                 Metropolitan Transit
                 Authority: 5.500%,
     10,000,000  7/01/13                    7/03 at 102       AA-      9,352,300
     14,935,000 4.750%, 7/01/18             7/03 at 102       Aaa     12,498,952
      8,000,000 5.250%, 7/01/23             7/03 at 102       Aaa      7,162,480
                Los Angeles County
                 Sanitation District
                 Financing Authority:
      5,500,000 5.375%, 10/01/13           10/03 at 102        Aa      5,146,460
     19,500,000 5.000%, 10/01/23           10/03 at 100        Aa     16,679,325
     25,000,000 Los Angeles County
                 Transportation
                 Commission,
                 6.750%, 7/01/19 (Pre-
                 refunded to 7/01/02)       7/02 at 102       Aaa     28,596,500
                Southern California
                 Metropolitan Water
                 District:
      4,670,000 5.500%, 1/01/10             1/96 at 101       AA+      4,610,411
      5,000,000 5.500%, 7/01/19             7/02 at 102        Aa      4,666,700
     12,750,000 Modesto Irrigation
                 District (Geysers
                 Geothermal Power
                 Project) Certificates
                 of Participation,
                 7.250%, 10/01/15          10/96 at 102        A1     13,338,158
     22,575,000 Northern California
                 Power Agency,
                 7.150%, 7/01/24            7/98 at 102         A     24,123,194
     12,600,000 Sacramento Sanitation
                 District Finance
                 Authority,
                 4.750%, 12/01/23          12/03 at 102        Aa     10,284,750
      2,179,452 San Diego County
                 (Contel) Certificates
                 of Participation,
                 7.500%, 2/08/96           No Opt. Call       N/R      2,211,010
      7,600,000 Santa Clara County
                 (Capital Project No. 1)
                 Certificates of
                 Participation,
                 8.000%, 10/01/06 (Pre-
                 refunded to 10/01/96)     10/96 at 102       AAA      8,092,100
      8,050,000 University of
                 California,
                 6.875%, 9/01/16 (Pre-
                 refunded to 9/01/02)       9/02 at 102        A-      9,315,621
--------------------------------------------------------------------------------
                COLORADO - 1.3%
     31,750,000 Colorado Housing Finance
                 Authority,
                 7.250%, 11/01/31          11/01 at 102        Aa     33,359,408
      4,250,000 City and County of
                 Denver Airport System,
                 7.250%, 11/15/25          11/02 at 102       Baa      4,543,505
--------------------------------------------------------------------------------
                CONNECTICUT - 0.5%
      9,280,000 Connecticut Housing
                 Finance Authority,
                 7.550%, 11/15/08          11/00 at 102        Aa      9,857,309
      2,970,000 Connecticut Resources
                 Recovery Authority,
                 8.625%, 1/01/04            1/96 at 102         A      3,075,287

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                        OPT. CALL
 AMOUNT         DESCRIPTION                     PROVISIONS* RATINGS**   MARKET VALUE
------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA -
                 0.3%
 $    7,635,000 CHT Housing, Inc., FHA-
                 Insured,
                 8.500%, 1/01/22                1/96 at 103       N/R $    7,899,705
------------------------------------------------------------------------------------
                FLORIDA - 4.6%
      4,500,000 Dade County Health
                 Facilities Authority
                 (Mt. Sinai Medical
                 Center),
                 8.400%, 12/01/07 (Pre-
                 refunded to 12/01/99)         12/99 at 102       Aaa      5,020,425
     31,000,000 Hillsborough County
                 Industrial Development
                 Authority, Pollution
                 Control (Tampa
                 Electric), 8.000%,
                 5/01/22                        5/02 at 103       Aa2     36,844,120
      9,500,000 Jacksonville Electric
                 Authority, 7.375%,
                 10/01/13 (Pre-refunded
                 to 10/01/95)              10/95 at 101 1/2       Aaa      9,671,475
      8,150,000 Jacksonville Electric
                 Authority (St. John's
                 River Power Park
                 System), 6.500%,
                 10/01/20                      10/95 at 100       Aa1      8,169,071
     26,950,000 North Broward Hospital
                 District, 8.000%,
                 1/01/14 (Pre-refunded
                 to 1/01/96)                    1/96 at 103       AAA     28,140,651
                Orlando Utilities
                 Commission:
     22,700,000 8.500%, 10/01/09 (Pre-
                 refunded to 10/01/95)         10/95 at 102       Aaa     23,243,665
     11,500,000 5.000%, 10/01/23               10/99 at 100        Aa      9,989,015
      8,005,000 Pensacola Health
                 Facilities Authority
                 (Daughters of Charity),
                 7.750%, 1/01/03 (Pre-
                 refunded to 1/01/98)       1/98 at 101 1/2       Aaa      8,774,281
      1,520,000 Sarasota Elderly Housing
                 Corporation, 7.500%,
                 7/01/95                        1/96 at 104         A      1,584,843
------------------------------------------------------------------------------------
                GEORGIA - 0.1%
      2,975,000 Appling County
                 Development Authority,
                 Pollution Control
                 (Georgia Power
                 Company),
                 10.600%, 10/01/15             10/95 at 102        A2      3,051,815
------------------------------------------------------------------------------------
                HAWAII - 0.3%
      8,000,000 Hawaii Department of
                 Budget and Finance
                 (Kapiolani Health Care
                 System),
                 7.650%, 7/01/19 (Pre-
                 refunded to 7/01/01)           7/01 at 102       Aaa      9,380,400
------------------------------------------------------------------------------------
                ILLINOIS - 15.4%
      8,500,000 Illinois Development
                 Finance Authority
                 (Columbus-Cuneo-Cabrini
                 Medical Center),
                 8.500%, 2/01/15                2/00 at 102      BBB+      9,162,320
      8,500,000 Illinois Educational
                 Facilities Authority
                 (The University of
                 Chicago), 5.600%,
                 7/01/24                        7/03 at 102       Aaa      7,807,420

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                ILLINOIS (CONTINUED)
                Illinois General
                 Obligation:
 $   15,100,000 6.200%, 10/01/04           10/02 at 102       AA- $   16,391,201
     14,750,000 5.875%, 6/01/10             6/02 at 102       AA-     14,954,730
      5,000,000 5.875%, 6/01/11             6/02 at 102       AA-      5,007,900
     10,000,000 5.700%, 4/01/18             4/03 at 102       AA-      9,595,200
      5,435,000 Illinois Health
                 Facilities Authority
                 (Rush Presbyterian),
                 6.900%, 10/01/02          10/95 at 100        A1      5,434,185
     12,420,000 Illinois Health
                 Facilities Authority
                 (LaGrange Hospital),
                 7.625%, 7/01/13 (Pre-
                 refunded to 7/01/96)       7/96 at 102         A     13,027,835
     10,000,000 Illinois Health
                 Facilities Authority
                 (Highland Park
                 Hospital), 6.200%,
                 10/01/22                  10/02 at 102       Aaa     10,096,000
      6,115,000 Illinois Health
                 Facilities Authority
                 (Illinois Masonic
                 Medical Center),
                 5.500%, 10/01/19          10/03 at 102         A      5,341,942
     33,620,000 Illinois Health
                 Facilities Authority
                 (Rush-Presbyterian-St.
                 Luke's Medical Center),
                 5.500%, 11/15/25          11/03 at 102       Aaa     31,065,216
     10,425,000 Illinois Independent
                 Higher Education Loan
                 Authority (Northwestern
                 University),
                 8.000%, 12/01/07          12/96 at 102        Aa     11,120,556
                Illinois Sales Tax:
     21,670,000 6.000%, 6/15/18             6/01 at 100       AAA     21,455,250
     14,200,000 5.250%, 6/15/18             6/03 at 102       AAA     12,819,902
                Illinois Toll Highway
                 Authority:
     20,000,000 6.450%, 1/01/13             1/03 at 102        A1     20,333,800
      8,655,000 6.200%, 1/01/16             1/03 at 102       Aaa      8,739,473
                Chicago General
                 Obligation:
      5,800,000 5.250%, 1/01/18             1/04 at 102       Aaa      5,261,470
     15,770,000 5.625%, 1/01/23             1/03 at 102       Aaa     14,958,476
     22,380,000 Chicago Metropolitan
                 Housing Development
                 Corporation, 6.900%,
                 7/01/22                    7/02 at 102        AA     23,199,779
      4,465,000 Chicago Motor Fuel Tax,
                 5.000%, 1/01/16            1/03 at 101       Aaa      3,963,313
                Chicago O'Hare
                 International Airport:
     31,400,000 5.000%, 1/01/16             1/04 at 102        A1     27,469,976
     16,590,000 5.000%, 1/01/18             1/04 at 102       Aaa     14,543,458
     15,905,000 Cook County General
                 Obligation,
                 5.000%, 11/15/23          11/03 at 100       Aaa     13,733,649
                DuPage Water Commission,
                 General Obligation:
     39,040,000 7.875%, 3/01/11 (Pre-
                 refunded to 3/01/96)       3/96 at 102       Aaa     40,596,525
     16,800,000 5.750%, 3/01/11             3/02 at 100       Aaa     16,782,864
      9,500,000 5.250%, 5/01/14             5/03 at 102        Aa      8,785,790
      2,000,000 Hazel Crest (South
                 Suburban Hospital),
                 9.125%, 7/01/17 (Pre-
                 refunded to 7/01/97)       7/97 at 102       AAA      2,219,100

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995


 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                ILLINOIS (CONTINUED)
 $   55,980,000 Metropolitan Pier &
                 Exposition Authority
                 (McCormick Place
                 Expansion Project),
                 6.500%, 6/15/27            6/03 at 102        A+ $   56,659,597
                Zion Elderly Housing
                 Corporation:
        240,000 7.250%, 3/01/98             3/96 at 102         A        246,043
      1,705,000 7.750%, 3/01/10             3/96 at 102         A      1,751,223
--------------------------------------------------------------------------------
                INDIANA - 1.4%
     10,500,000 Indiana Health
                 Facilities Financing
                 Authority (Methodist
                 Hospital), 5.750%,
                 9/01/11                    9/02 at 102       Aaa     10,338,300
     12,550,000 Indiana Office Building
                 Commission,
                 8.750%, 7/01/12 (Pre-
                 refunded to 7/01/97)       7/97 at 102       Aaa     13,844,784
      2,500,000 Indianapolis Local
                 Public Improvement,
                 Bond Bank, 6.750%,
                 2/01/20                    2/03 at 102        A+      2,633,225
      3,135,000 Indianapolis Resource
                 Recovery (Ogden
                 Martin),
                 7.900%, 12/01/08          12/96 at 103         A      3,336,831
      6,660,000 Evansville Hospital
                 Authority
                 (Daughters of Charity),
                 10.125%, 11/01/15         11/95 at 102        Aa      6,866,793
      2,500,000 Southwind Housing, Inc.,
                 7.125%, 11/15/21          No Opt. Call        AA      3,036,175
--------------------------------------------------------------------------------
                IOWA - 0.3%
      4,035,000 Iowa Housing Finance
                 Authority,
                 5.875%, 8/01/08            2/96 at 101       Aa1      4,088,020
      3,815,000 Davenport (Mercy
                 Hospital), 6.625%,
                 7/01/14                    7/02 at 102       Aaa      4,013,609
--------------------------------------------------------------------------------
                KENTUCKY - 3.1%
                Kentucky Housing
                 Corporation:
     17,600,000 5.300%, 7/01/10             1/04 at 102       Aaa     16,882,976
     10,100,000 5.400%, 7/01/14             1/04 at 102       Aaa      9,453,196
      3,925,000 7.250%, 1/01/17             7/01 at 102       Aaa      4,167,212
                Kentucky Turnpike
                 Authority:
      9,860,000 8.000%, 7/01/03             7/97 at 102        A+     10,712,791
      8,980,000 5.000%, 7/01/08             7/97 at 100        A+      8,577,786
     34,500,000 Carroll County Pollution
                 Control
                 (Kentucky Utilities
                 Company),
                 7.450%, 9/15/16            9/02 at 102       Aa2     38,680,365
--------------------------------------------------------------------------------
                MAINE - 0.3%
     10,000,000 Maine Housing Authority,
                 5.700%, 11/15/26           2/04 at 102       AA-      9,273,600

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                MASSACHUSETTS - 3.6%
 $   15,000,000 Massachusetts Bay
                 Transportation
                 Authority,
                 Certificates of
                 Participation, 7.650%,
                 8/01/15                    8/00 at 102       Aaa $   17,332,350
     19,670,000 Massachusetts General
                 Obligation,
                 4.700%, 8/01/02           No Opt. Call        A1     19,646,199
     12,245,000 Massachusetts Housing
                 Finance Agency (GNMA),
                 9.125%, 12/01/20          12/95 at 102       Aaa     12,659,493
                Massachusetts Water
                 Resources Authority:
      9,765,000 5.250%, 3/01/13             3/03 at 102         A      9,017,880
      6,500,000 7.500%, 4/01/16 (Pre-
                 refunded to 4/01/00)       4/00 at 102       Aaa      7,416,760
      9,500,000 6.000%, 4/01/20             4/00 at 100         A      9,403,005
     24,650,000 5.250%, 12/01/20           12/04 at 102         A     22,024,036
      5,795,000 5.000%, 3/01/22             3/03 at 100         A      4,996,507
--------------------------------------------------------------------------------
                MICHIGAN - 6.0%
      3,000,000 Michigan Hospital
                 Finance Authority
                 (Genesys Health
                 System), 7.500%,
                 10/01/27                  10/05 at 100       Baa      3,063,450
      4,060,000 Michigan Housing
                 Development Authority,
                 6.750%, 7/01/05            1/96 at 100       Aa1      4,080,625
     10,000,000 5.700%, 4/01/12             4/04 at 102       Aaa      9,748,400
     10,000,000 Michigan Housing
                 Development Authority,
                 Rental Housing,
                 6.600%, 4/01/12           10/02 at 102        A+     10,301,900
      4,000,000 Michigan State Hospital
                 Finance Authority
                 (Henry Ford Hospital),
                 7.500%, 7/01/13
                 (Pre-refunded to
                 1/01/97)                   1/97 at 102       Aaa      4,259,880
      1,990,000 Michigan State Hospital
                 Finance Authority
                 (St. John Hospital):
                 9.125%, 12/01/02 (Pre-
                 refunded to 12/01/95)     12/95 at 102        A1      2,055,909
      6,855,000  9.200%, 12/01/10 (Pre-
                 refunded to 12/01/95)     12/95 at 102       N/R      7,083,272
     41,500,000 Michigan State Hospital
                 Finance Authority
                 (Harper Grace and
                 Huron Valley
                 Hospitals), 10.000%,
                 10/01/16 (Pre-refunded
                 to 10/01/95)              10/95 at 102       AAA     42,541,235
                Michigan State Hospital
                 Finance Authority
                 (Detroit Medical
                 Center):
     19,585,000 5.750%, 8/15/13             8/04 at 102         A     18,415,776
     49,000,000 5.500%, 8/15/23             8/04 at 102         A     42,947,520
      5,000,000 Detroit Sewage Disposal
                 System,
                 8.250%, 7/01/05 (Pre-
                 refunded to 7/01/97)       7/97 at 102         A      5,464,600
     16,805,000 St. Joseph Hospital
                 Finance Authority
                 (Mercy Memorial
                 Medical Center
                 Obligated Group),
                 5.250%, 1/01/16            1/04 at 102       Aaa     15,445,139
      5,000,000 University of Michigan
                 Hospital,
                 6.625%, 12/01/10          12/96 at 100        Aa      5,050,250
--------------------------------------------------------------------------------
                MINNESOTA - 0.8%
      2,520,000 Minnesota Housing
                 Finance Agency,
                 6.250%, 2/01/20            2/96 at 102        A1      2,533,583

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995


 PRINCIPAL                                        OPT. CALL
 AMOUNT         DESCRIPTION                     PROVISIONS* RATINGS**   MARKET VALUE
------------------------------------------------------------------------------------
                MINNESOTA (CONTINUED)
 $   14,420,000 Minneapolis Convention
                 Center,
                 7.750%, 4/01/11 (Pre-
                 refunded to 4/01/96)           4/96 at 102       Aaa $   15,031,120
      5,000,000 University of Minnesota,
                 7.625%, 2/01/05 (Pre-
                 refunded to 2/01/96)           2/96 at 102       AAA      5,180,450
------------------------------------------------------------------------------------
                MISSOURI - 1.0%
      2,785,000 Missouri Environmental
                 Improvement and Energy
                 Resource Authority,
                 Pollution Control
                 (Associated Electric
                 Cooperative, Inc.),
                 7.900%, 11/15/14               5/96 at 103       Aa3      2,943,327
     15,750,000 Missouri Health and
                 Educational Facilities
                 Authority (Heartland
                 Health), 8.125%,
                 10/01/10                  10/99 at 102 1/2      BBB+     18,146,993
      6,195,000 Missouri Housing
                 Development Commission,
                 7.000%, 9/15/22            9/95 at 101 3/4       AA+      6,320,201
------------------------------------------------------------------------------------
                NEBRASKA - 1.5%
     40,835,000 Consumers Public Power
                 District, 5.100%,
                 1/01/03                        1/96 at 100        A1     41,021,616
      2,615,000 Hall County Hospital
                 Authority
                 (Sisters of Charity),
                 6.750%, 12/01/07              12/95 at 103        Aa      2,651,610
------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.3%
      8,500,000 New Hampshire Industrial
                 Development Authority,
                 Pollution Control
                 (Central Maine Power
                 Company), 7.375%,
                 5/01/14                       12/01 at 103      Baa3      8,939,875
------------------------------------------------------------------------------------
                NEW JERSEY - 0.4%
     10,750,000 New Jersey Housing and
                 Mortgage Finance
                 Agency, 6.950%,
                 11/01/13                       5/02 at 102        A+     11,327,168
------------------------------------------------------------------------------------
                NEW YORK - 7.3%
      8,000,000 New York Local
                 Government
                 Assistance Corporation,
                 7.000%, 4/01/18 (Pre-
                 refunded to 4/01/02)           4/02 at 102       Aaa      9,227,760
     13,000,000 New York State Housing
                 Finance Agency,
                 Health Facilities (New
                 York City),
                 8.000%, 11/01/08              11/00 at 102      BBB+     14,639,430
     11,490,000 New York State Mortgage
                 Agency,
                 6.875%, 4/01/17               10/96 at 102        Aa     11,854,463
     10,725,000 Battery Park City
                 Authority, 5.000%,
                 11/01/13                      11/03 at 102        AA      9,482,294
                New York Municipal
                 Assistance Corporation:
     16,270,000 7.750%, 7/01/06                 7/97 at 102        Aa     17,633,426
     18,565,000 6.750%, 7/01/06                 7/97 at 102        Aa     19,737,937
     23,535,000 7.250%, 7/01/08                 7/96 at 102        Aa     24,647,029
     14,250,000 6.000%, 7/01/08                 7/97 at 100        Aa     14,443,088

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                        OPT. CALL
 AMOUNT         DESCRIPTION                     PROVISIONS* RATINGS**   MARKET VALUE
------------------------------------------------------------------------------------
                NEW YORK (CONTINUED)
                New York City General
                 Obligation:
 $   24,685,000 6.700%, 2/01/96                No Opt. Call      Baa1 $   24,939,256
     16,500,000 4.875%, 10/01/01               No Opt. Call      Baa1     16,005,165
      2,350,000 6.000%, 8/15/04                No Opt. Call      Baa1      2,379,117
      5,000,000 8.125%, 11/01/06 (Pre-
                 refunded to 11/01/97)     11/97 at 101 1/2       Aaa      5,510,000
      8,000,000 5.750%, 8/15/11                 8/03 at 102      Baa1      7,553,200
      8,525,000 6.625%, 8/01/12 (Pre-
                 refunded to 8/01/02)       8/02 at 101 1/2       Aaa      9,695,994
     14,000,000 6.625%, 2/15/25                 2/05 at 101      Baa1     14,173,040
      5,000,000 Triborough Bridge and
                 Tunnel Authority,
                 General Purpose,
                 4.750%, 1/01/19                1/04 at 100        Aa      4,220,150
------------------------------------------------------------------------------------
                NORTH CAROLINA - 4.0%
                North Carolina Eastern
                 Municipal Power Agency:
     53,810,000 6.250%, 1/01/12                 1/03 at 102         A     52,673,533
     17,290,000 8.000%, 1/01/21                 1/98 at 102       Aaa     19,125,852
                North Carolina Municipal
                 Power Agency No. 1
                 (Catawba):
     13,880,000 9.000%, 1/01/14 (Pre-
                 refunded to 1/01/96)           1/96 at 102       Aaa     14,401,472
      5,545,000 7.625%, 1/01/14                 1/98 at 102       Aaa      6,068,282
     20,080,000 8.500%, 1/01/17 (Pre-
                 refunded to 1/01/96)           1/96 at 102       Aaa     20,801,675
                Wilmington Housing
                 Authority:
        165,000 7.750%, 6/01/98                No Opt. Call        AA        171,183
      1,195,000 7.750%, 6/01/10                No Opt. Call        AA      1,268,481
------------------------------------------------------------------------------------
                OHIO - 0.2%
      6,285,000 Ohio Building Authority
                 (Correctional
                 Facilities), 9.100%,
                 10/01/04 (Pre-refunded
                 to 10/01/95)                  10/95 at 103       Aaa      6,500,890
        500,000 Ohio Building Authority
                 (Toledo Center),
                 9.100%, 10/01/04              10/95 at 103        A1        517,330
------------------------------------------------------------------------------------
                OKLAHOMA - 0.3%
      5,375,000 Comanche County Hospital
                 Authority,
                 8.050%, 7/01/16 (Pre-
                 refunded to 7/01/99)           7/99 at 102       AAA      6,175,284
      2,970,000 Midwest City Memorial
                 Hospital Authority,
                 7.375%, 4/01/12                4/02 at 102      BBB+      3,033,023
------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.7%
                Pennsylvania Housing
                 Finance Agency:
      4,025,000 8.100%, 7/01/13                 7/02 at 102       AAA      4,464,933
     16,830,000 8.200%, 7/01/24                 7/02 at 102       AAA     18,662,619
     22,500,000 Pennsylvania Housing
                 Finance Agency, Rental
                 Housing (FNMA), 5.750%,
                 7/01/14                        7/03 at 102       Aaa     22,092,075
     15,000,000 Pennsylvania
                 Intergovernmental
                 Cooperative Authority
                 (Philadelphia Funding
                 Program), 5.00%,
                 6/15/22                        6/03 at 100       Aaa     13,119,600

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995


 PRINCIPAL                                        OPT. CALL
 AMOUNT         DESCRIPTION                     PROVISIONS* RATINGS**   MARKET VALUE
------------------------------------------------------------------------------------
                PENNSYLVANIA (CONTINUED)
 $    5,000,000 Allegheny County
                 Hospital Development
                 Authority (St. Francis
                 Medical Center),
                 8.125%, 6/01/13 (Pre-
                 refunded to 6/01/96)           6/96 at 102       Aaa $    5,257,050
     10,000,000 Lehigh County Industrial
                 Development Authority,
                 Pollution Control
                 (Pennsylvania Power and
                 Light Company), 6.400%,
                 9/01/29                        9/04 at 102       Aaa     10,294,300
      6,550,000 Monroeville Hospital
                 Authority
                 (Forbes Health System),
                 9.700%, 10/01/13 (Pre-
                 refunded to 10/01/95)         10/95 at 102       AAA      6,712,833
      9,300,000 Philadelphia Airport,
                 6.200%, 6/15/06               12/95 at 100      Baa1      9,301,860
                Philadelphia Water and
                 Sewer System:
      5,890,000 7.250%, 7/01/14 (Pre-
                 refunded to 7/01/96)           7/96 at 102       AAA      6,114,232
      7,000,000 7.000%, 8/01/18 (Pre-
                 refunded to 8/01/01)           8/01 at 100       Baa      7,830,480
     28,075,000 Philadelphia Hospitals
                 and Higher Educational
                 Facilities Authority
                 (Pennsylvania
                 Hospital), 7.250%,
                 7/01/14                        7/96 at 101         A     28,679,736
------------------------------------------------------------------------------------
                RHODE ISLAND - 0.2%
      7,595,000 Rhode Island Convention
                 Center Authority,
                 5.000%, 5/15/20                5/03 at 100       Aaa      6,587,144
------------------------------------------------------------------------------------
                TEXAS - 4.5%
                Austin Water, Sewer and
                 Electric:
        300,000 14.000%, 11/15/01 (Pre-
                 refunded to 5/15/99)           5/99 at 100         A        393,816
     17,275,000 14.000%, 11/15/01              No Opt. Call         A     23,704,582
      4,000,000 11.000%, 11/15/02 (Pre-
                 refunded to 5/15/97)           5/97 at 100       AAA      4,460,200
     15,000,000 Brazos River Authority,
                 5.800%, 8/01/15                8/00 at 102       Aaa     14,704,200
                Dallas-Fort Worth
                 International Airport:
      9,400,000 9.000%, 11/01/05           11/95 at 102 1/2        A1      9,714,806
     15,945,000 9.125%, 11/01/15           11/95 at 102 1/2        A1     16,482,187
     19,900,000 Harris County Toll Road,
                 5.300%, 8/15/13                8/04 at 102       Aaa     18,671,772
      7,000,000 Harris County Health
                 Facilities Development
                 Corporation (St. Luke's
                 Episcopal Hospital),
                 6.750%, 2/15/21                2/01 at 102        Aa      7,290,290
      3,345,000 Houston Water and Sewer
                 System, 8.200%,
                 12/01/15 (Pre-refunded
                 to 12/01/96)                  12/96 at 102       AAA      3,588,650
                San Antonio Electric and
                 Gas Systems:
      5,000,000 8.000%, 2/01/09 (Pre-
                 refunded to 2/01/98)           2/98 at 102       Aaa      5,534,700
      3,500,000 8.000%, 2/01/16 (Pre-
                 refunded to 2/01/98)           2/98 at 102       Aaa      3,874,290
     16,000,000 5.000%, 2/01/17                 2/02 at 101       Aa1     14,066,720
      5,615,000 San Antonio Sewer
                 System, 7.900%, 5/01/14
                 (Pre-refunded to
                 5/01/97)                   5/97 at 101 1/2       Aaa      6,050,612

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                        OPT. CALL
 AMOUNT         DESCRIPTION                     PROVISIONS* RATINGS**   MARKET VALUE
------------------------------------------------------------------------------------
                UTAH - 2.7%
                Intermountain Power
                 Agency:
 $    6,300,000 5.500%, 7/01/13                 7/03 at 103        Aa $    5,977,125
     32,080,000 7.875%, 7/01/14                 7/96 at 102        Aa     33,644,221
     16,260,000 7.200%, 7/01/19                 7/97 at 102        Aa     17,159,991
     22,140,000 5.000%, 7/01/23                 7/03 at 100        Aa     18,895,383
      1,730,000 Layton Industrial
                 Development (K-Mart),
                 8.750%, 6/01/05           12/95 at 100 1/2      Baa1      1,745,657
------------------------------------------------------------------------------------
                VERMONT - 0.1%
        255,000 University of Vermont,
                 Housing, Dining and
                 Student Services,
                 6.300%, 7/01/06                1/96 at 101       AA-        258,443
------------------------------------------------------------------------------------
                VIRGINIA - 3.9%
                Virginia Housing
                 Development Authority:
      3,275,000 6.700%, 11/01/21               11/95 at 101       AA+      3,314,857
     50,000,000 7.150%, 1/01/33                 1/02 at 102       AA+     52,452,500
                Virginia Housing
                 Development Authority,
                 Multi-Family Housing:
     19,080,000 5.550%, 5/01/08                 5/03 at 102       AA+     18,975,442
     28,075,000 5.900%, 5/01/14                 5/03 at 102       AA+     27,451,454
      6,240,000 Chesapeake Hospital
                 Authority
                 (Chesapeake General
                 Hospital),
                 7.625%, 7/01/18 (Pre-
                 refunded to 7/01/98)           7/98 at 102       Aaa      6,933,451
      1,035,000 Chesapeake Industrial
                 Development Authority
                 (Camelot Hall Nursing
                 Home), 7.500%, 9/01/01        No Opt. Call       N/R      1,037,349
------------------------------------------------------------------------------------
                WASHINGTON - 7.1%
                Washington Public Power
                 Supply System,
                 Nuclear Project No. 1:
     14,260,000 7.000%, 7/01/07                No Opt. Call        Aa     15,773,414
      7,805,000 7.000%, 7/01/09                No Opt. Call        Aa      8,553,890
     18,500,000 5.750%, 7/01/13                 7/03 at 102        Aa     17,455,120
     10,000,000 5.375%, 7/01/15                 7/03 at 102        Aa      8,882,200
      5,000,000 7.125%, 7/01/16                No Opt. Call        Aa      5,468,150
     10,000,000 5.700%, 7/01/17                 7/03 at 102       Aaa      9,531,400
                Washington Public Power
                 Supply System,
                 Nuclear Project No. 3:
      9,180,000 5.300%, 7/01/10                 7/03 at 102        Aa      8,494,254
     51,070,000 5.375%, 7/01/15                 7/03 at 102        Aa     45,361,395
      2,095,000 15.000%, 7/01/18 (Pre-
                 refunded to 7/01/96)           7/96 at 103       Aaa      2,346,630
      8,835,000 5.700%, 7/01/18                 7/03 at 102        Aa      8,097,012
     11,545,000 5.500%, 7/01/18                 7/03 at 102        Aa     10,305,528
      6,635,000 Chelan County Public
                 Utility District No. 1,
                 5.125%, 7/01/23                1/96 at 100        A1      6,070,692

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                        OPT. CALL
 AMOUNT         DESCRIPTION                     PROVISIONS* RATINGS**   MARKET VALUE
------------------------------------------------------------------------------------
                WASHINGTON (CONTINUED)
 $   32,482,000 Chelan County Public
                 Utility District No. 1
                 (Rocky Reach Hydro-
                 Electric System),
                 5.000%, 7/01/13                1/96 at 100        A1 $   32,489,470
     12,825,000 Columbia Storage Power
                 Exchange,
                 3.875%, 4/01/03               10/95 at 100        Aa     12,812,046
      5,910,000 Douglas County Public
                 Utility District No. 1
                 (Wells Hydroelectric),
                 4.000%, 9/01/18                9/96 at 101        A+      5,078,580
      4,950,000 Seattle Metropolitan
                 Sewer,
                 7.400%, 1/01/16 (Pre-
                 refunded to 1/01/96)           1/96 at 102       Aaa      5,108,845
------------------------------------------------------------------------------------
                WISCONSIN - 3.1%
     13,700,000 Wisconsin Health and
                 Educational Facilities
                 Authority (Columbia
                 Hospital), 6.250%,
                 11/15/21                      11/01 at 102       Aaa     13,807,544
      6,000,000 Wisconsin Health and
                 Educational Facilities
                 Authority (Meriter
                 Health Services),
                 6.000%, 12/01/22              12/02 at 102       Aaa      5,935,800
     13,500,000 Wisconsin Health and
                 Educational Facilities
                 Authority (Aurora
                 Health Care Obligated
                 Group), 5.250%, 8/15/23        8/03 at 102       Aaa     11,952,630
      3,250,000 Wisconsin Health and
                 Educational Facilities
                 Authority (Froedtert
                 Memorial Lutheran
                 Hospital), 5.875%,
                 10/01/13                      10/04 at 102       Aaa      3,201,802
                Wisconsin Housing and
                 Economic Development
                 Authority:
      2,760,000 9.875%, 11/01/03           11/95 at 100 1/2        A1      2,801,565
      3,200,000 10.000%, 11/01/10          11/95 at 100 1/2        A1      3,248,800
     28,200,000 5.800%, 11/01/13                1/04 at 102        A1     27,547,733
      4,500,000 5.800%, 6/01/17            No Optional Call        Aa      4,450,184
      8,500,000 7.050%, 11/01/22                4/02 at 102        A1      8,874,084
      4,815,000 Sheboygan Pollution
                 Control
                 (Wisconsin Electric
                 Power Company),
                 9.750%, 9/15/15                9/95 at 102       AA+      4,933,881
------------------------------------------------------------------------------------
                PUERTO RICO - 0.3%
      8,000,000 Puerto Rico Aqueduct and
                 Sewer Authority,
                 7.875%, 7/01/17                7/98 at 102         A      8,910,000
------------------------------------------------------------------------------------
 $2,785,181,452 Total Investments -
                 (cost $2,627,589,228) -
                 96.8%                                                 2,743,859,075
------------------------------------------------------------------------------------
-------------------
------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                   OPT. CALL
 AMOUNT         DESCRIPTION                PROVISIONS* RATINGS**   MARKET VALUE
-------------------------------------------------------------------------------
                TEMPORARY INVESTMENTS IN
                SHORT-TERM MUNICIPAL
                SECURITIES - 1.3%
 $    7,000,000 District of Columbia
                 (American Association
                 for Advancement of
                 Science), Series 1995,
                 Variable Rate Demand
                 Bonds, 3.550%,
                 10/01/22+                                   A-1 $    7,000,000
     11,000,000 Massachusetts Health and
                 Educational Facilities
                 Authority (Harvard
                 University), Variable
                 Rate Demand Bonds,
                 3.150%, 8/01/17+                         VMIG-1     11,000,000
      5,800,000 McIntosh Industrial
                 Development Board
                 Pollution Control
                 Revenue (Ciba-Geigy
                 Corporation) Variable
                 Rate Demand Bonds,
                 3.450%, 7/01/04+                           A-1+      5,800,000
      3,500,000 Schuylkill County
                 Industrial Development
                 Authority Resource
                 Recovery (Northeastern
                 Power Co. Project) 1985
                 Variable Rate Demand
                 Bonds, 3.450%,
                 12/01/11+                                   A-1      3,500,000
      9,100,000 University of Michigan
                 Hospital (Adjustable
                 Rate Demand) Variable
                 Rate Demand Bonds,
                 3.450%, 12/01/27+                        VMIG-1      9,100,000
-------------------------------------------------------------------------------
 $   36,400,000 Total Temporary
                 Investments--1.3%                                   36,400,000
-------------------------------------------------------------------------------
                Other Assets Less
                 Liabilities - 1.9%                                  54,776,148
-------------------------------------------------------------------------------
                Net Assets - 100%                                $2,835,035,223

--------------------------------------------------------------------------------

                                                            NUMBER                 MARKET
                 STANDARD & POOR'S               MOODY'S OF ISSUES   MARKET VALUE PERCENT
-----------------------------------------------------------------------------------------
 SUMMARY OF                    AAA                   Aaa        77 $  890,631,936     32%
 RATINGS**            AA+, AA, AA-     Aa1, Aa, Aa2, Aa3        77  1,008,397,189      36
 PORTFOLIO OF                   A+                    A1        24    344,871,140      13
 INVESTMENTS                 A, A-             A, A2, A3        24    315,915,353      12
 (EXCLUDING        BBB+, BBB, BBB- Baa1, Baa, Baa2, Baa3        17    165,812,121       6
 TEMPORARY               Non-rated             Non-rated         4     18,231,336       1
 INVESTMENTS):
-----------------------------------------------------------------------------------------
 TOTAL                                                         223 $2,743,859,075    100%

--------------------------------------------------------------------------------
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

NUVEEN INSURED MUNICIPAL BOND FUND

 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                ALABAMA - 4.6%
 $    2,120,000 Albertville Water Supply
                 Board, 6.700%, 3/01/11     3/02 at 102       Aaa $    2,271,559
      4,960,000 Auburn Government
                 Utility Services
                 Corporation, Wastewater
                 Treatment, 7.300%,
                 1/01/12                   12/99 at 102       Aaa      5,349,509
      1,875,000 Birmingham Special Care
                 Facilities Financing
                 Authority (Baptist
                 Medical Center),
                 7.000%, 1/01/21            1/01 at 102       Aaa      2,033,175
                Daphne Utilities Board,
                 Water, Gas and Sewer:
      1,255,000 7.350%, 6/01/20 (Pre-
                 refunded to 6/01/00)       6/00 at 102       Aaa      1,428,943
      1,225,000 7.350%, 6/01/20             6/00 at 102       Aaa      1,368,484
                Madison General
                 Obligation:
      3,000,000 6.250%, 2/01/19             2/04 at 102       Aaa      3,073,620
      5,500,000 6.000%, 4/01/23             4/05 at 102       Aaa      5,531,570
      3,000,000 Mobile County General
                 Obligation,
                 6.700%, 2/01/11 (Pre-
                 refunded to 2/01/00)       2/00 at 102       Aaa      3,318,480
      2,375,000 Muscle Shoals Utilities
                 Board,
                 Water and Sewer System,
                 7.250%, 4/01/17 (Pre-
                 refunded to 4/01/99)       4/99 at 102       Aaa      2,647,721
      3,000,000 Oneanta Utilities Board,
                 6.900%, 11/01/24          11/04 at 102       Aaa      3,252,720
        750,000 Warrior River Water
                 Authority, 5.350%,
                 8/01/23                    8/03 at 102       Aaa        694,793
                West Morgan--East
                 Lawrence Water
                 Authority:
      2,200,000 6.800%, 8/15/19             8/04 at 102       Aaa      2,374,614
      3,000,000 6.850%, 8/15/25             8/04 at 102       Aaa      3,250,140
--------------------------------------------------------------------------------
                ALASKA - 0.6%
      5,000,000 Anchorage General
                 Obligation, 5.600%,
                 1/01/14                    1/04 at 100       Aaa      4,816,600
--------------------------------------------------------------------------------
                ARIZONA - 1.6%
      3,000,000 Maricopa County
                 Industrial Development
                 Authority (Catholic
                 Healthcare West),
                 5.125%, 7/01/09            7/04 at 102       Aaa      2,914,380
      3,680,000 Maricopa County
                 Industrial Development
                 Authority (Baptist
                 Hospital), 5.500%,
                 9/01/13 (WI)               9/05 at 101       Aaa      3,537,805
      6,000,000 Tempe Union High School
                 District No. 213,
                 General Obligation,
                 6.000%, 7/01/10            7/04 at 101       Aaa      6,241,860
--------------------------------------------------------------------------------
                ARKANSAS - 0.3%
      2,000,000 Saline County (Saline
                 Memorial Hospital),
                 6.000%, 9/01/19            9/05 at 102       AAA      1,972,480
--------------------------------------------------------------------------------
                CALIFORNIA - 13.6%
      5,000,000 California Health
                 Facilities Financing
                 Authority (Catholic
                 Healthcare West),
                 5.000%, 7/01/14            7/04 at 102       Aaa      4,439,950
                Brea Public Financing
                 Authority, Tax
                 Allocation:
      3,525,000 7.000%, 8/01/15 (Pre-
                 refunded to 8/01/01)       8/01 at 102       Aaa      4,042,223
      1,475,000 7.000%, 8/01/15             8/01 at 102       Aaa      1,602,853
      5,000,000 Brea Redevelopment
                 Agency, Tax Allocation,
                 5.750%, 8/01/23            8/03 at 102       Aaa      4,837,900

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                CALIFORNIA (CONTINUED)
 $    6,000,000 Contra Costa Water
                 Authority, 5.750%,
                 10/01/20                  10/02 at 102       Aaa $    5,813,940
      4,150,000 Fairfield Public Finance
                 Authority,
                 5.500%, 8/01/23            8/03 at 102       Aaa      3,838,667
                Los Angeles Community
                 Redevelopment Agency
                 (Bunker Hill Project):
     10,700,000 5.625%, 12/01/23           12/03 at 102       Aaa     10,045,588
      2,500,000 5.600%, 12/01/28           12/03 at 102       Aaa      2,325,950
     14,740,000 Los Angeles Convention
                 and Exhibition Center
                 Authority,
                 5.375%, 8/15/18            8/03 at 102       Aaa     13,582,026
                Los Angeles Wastewater
                 System:
      4,570,000 5.800%, 6/01/21             6/03 at 102       Aaa      4,432,946
      3,515,000 5.200%, 11/01/21           11/03 at 102       Aaa      3,133,095
      4,500,000 Los Angeles County
                 Metropolitan
                 Transportation
                 Authority, Sales Tax,
                 5.625%, 7/01/18            7/03 at 102       Aaa      4,291,245
      4,500,000 M-S-R Public Power
                 Agency (San Juan
                 Project),
                 6.000%, 7/01/20            7/03 at 102       Aaa      4,502,835
      1,700,000 Monterey Regional Water
                 Pollution Control
                 Agency, Wastewater
                 System, 5.300%, 6/01/14    6/03 at 100       Aaa      1,566,958
      6,875,000 Ontario Redevelopment
                 Financing Authority,
                 5.800%, 8/01/23            8/03 at 102       Aaa      6,671,294
      3,000,000 Rancho Cucamonga
                 Redevelopment Agency,
                 5.500%, 9/01/23            3/04 at 102       Aaa      2,790,090
      5,295,000 Riverside County Desert,
                 Justice Facility
                 Corporation,
                 Certificates of
                 Participation,
                 6.000%, 12/01/12          12/04 at 101       Aaa      5,334,713
      2,250,000 Sacramento Municipal
                 Utility District,
                 Electric System,
                 6.500%, 9/01/21 (Pre-
                 refunded to 9/01/01)       9/01 at 102       Aaa      2,527,628
      4,750,000 San Francisco City and
                 County Sewer System,
                 5.375%, 10/01/22          10/02 at 102       Aaa      4,378,503
      7,500,000 University of California
                 Housing System,
                 5.500%, 11/01/18          11/03 at 102       Aaa      7,050,975
     10,000,000 University of
                 California,
                 6.375%, 9/01/24            9/02 at 102       Aaa     10,229,900
--------------------------------------------------------------------------------
                COLORADO - 1.7%
      4,500,000 Colorado Springs
                 (Memorial Hospital),
                 6.000%, 12/15/24          12/05 at 102       Aaa      4,507,245
      4,500,000 Denver Board of Water
                 Commissioners,
                 Certificates of
                 Participation, 6.625%,
                 11/15/11                  11/01 at 101       Aaa      4,809,420
      3,500,000 Jefferson County
                 Equipment Lease,
                 Certificates of
                 Participation, 6.650%,
                 12/01/08                  12/02 at 102       Aaa      3,833,340
--------------------------------------------------------------------------------
                DELAWARE - 0.5%
      3,600,000 Delaware Economic
                 Development Authority,
                 Pollution Control
                 (Delmarva Power and
                 Light Company), 6.750%,
                 5/01/19                    5/02 at 102       Aaa      3,797,388

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA -
                 1.3%
                District of Columbia
                 General Obligation:
 $    2,500,000 7.500%, 6/01/10 (Pre-
                 refunded to 6/01/00)       6/00 at 102       Aaa $    2,862,400
      6,000,000 6.100%, 6/01/11             6/04 at 102       Aaa      6,055,800
      1,000,000 Washington Metropolitan
                 Area Transit Authority,
                 5.250%, 7/01/14            1/04 at 102       Aaa        941,760
--------------------------------------------------------------------------------
                FLORIDA - 0.7%
                Florida Keys Aqueduct
                 Authority:
        920,000 6.750%, 9/01/21 (Pre-
                 refunded to 9/01/01)       9/01 at 101       Aaa      1,038,450
         80,000 6.750%, 9/01/21             9/01 at 101       Aaa         85,103
                Brevard County, Utility
                 System:
      1,520,000 7.375%, 3/01/14 (Pre-
                 refunded to 3/01/98)       3/98 at 102       Aaa      1,668,048
        295,000 7.375%, 3/01/14             3/98 at 102       Aaa        321,810
      2,405,000 South Broward Hospital
                 District,
                 7.500%, 5/01/08            5/03 at 102       Aaa      2,775,009
--------------------------------------------------------------------------------
                GEORGIA - 2.4%
      1,000,000 Georgia Municipal
                 Electric Authority,
                 6.500%, 1/01/26            1/04 at 102       Aaa      1,042,680
      5,000,000 Albany Sewerage System,
                 6.625%, 7/01/17            7/02 at 102       Aaa      5,288,550
      5,000,000 Appling County
                 Development Authority
                 (Oglethorpe Power
                 Corporation),
                 7.150%, 1/01/21            1/04 at 101       Aaa      5,537,950
      1,000,000 Atlanta Board of
                 Education,
                 Certificates of
                 Participation,
                 7.125%, 6/01/12 (Pre-
                 refunded to 6/01/00)       6/00 at 102       Aaa      1,129,070
      2,250,000 Chatham County Hospital
                 Authority
                 (Savannah Memorial
                 Medical Center),
                 7.000%, 1/01/21            1/01 at 102       Aaa      2,467,215
      1,500,000 Columbus Water and
                 Sewerage System,
                 5.700%, 5/01/20           11/03 at 102       Aaa      1,461,120
      2,500,000 Fulton-DeKalb Hospital
                 Authority
                 (Grady Memorial),
                 5.500%, 1/01/20            7/03 at 102       Aaa      2,359,150
--------------------------------------------------------------------------------
                ILLINOIS - 14.2%
                Illinois General
                 Obligation:
      3,065,000 6.100%, 2/01/19             2/05 at 102       Aaa      3,079,804
      5,000,000 5.875%, 8/01/19             8/04 at 102       AA-      4,843,800
      5,545,000 6.100%, 2/01/20             2/05 at 102       Aaa      5,571,782
      6,750,000 Illinois Health
                 Facilities Authority
                 (Methodist Health
                 Services),
                 8.000%, 8/01/15            2/99 at 103       Aaa      7,620,210
      4,500,000 Illinois Health
                 Facilities Authority
                 (The Children's
                 Memorial Hospital),
                 5.500%,  8/15/22           8/03 at 102       Aaa      3,848,985
      1,500,000 Illinois Health
                 Facilities Authority
                 (Rush-Presbyterian-St.
                 Luke's Medical Center),
                 5.500%, 11/15/25          11/03 at 102       Aaa      1,386,015

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                       OPT. CALL
 AMOUNT         DESCRIPTION                    PROVISIONS* RATINGS**   MARKET VALUE
-----------------------------------------------------------------------------------
                ILLINOIS (CONTINUED)
 $    3,000,000 Illinois Health
                 Facilities Authority
                 (The University of
                 Chicago Hospitals),
                 6.125%, 8/15/24               8/04 at 102       Aaa $    3,008,190
                Illinois Health
                 Facilities Authority
                 (Ingalls Health
                 System):
      7,000,000 6.250%, 5/15/14                5/04 at 102       Aaa      7,130,410
      4,500,000 6.250%, 5/15/15                5/04 at 102       Aaa      4,551,975
      2,100,000 7.000%, 1/01/19 (Pre-
                 refunded to 1/01/00)          1/00 at 102       Aaa      2,355,864
      4,000,000 Illinois Health
                 Facilities Authority
                 (Northwestern Medical
                 Faculty Foundation),
                 6.500%, 11/15/15             11/04 at 102       Aaa      4,161,000
      1,463,000 Illinois Health
                 Facilities Authority
                 (Community Provider
                 Pooled Loan Program),
                 7.900%, 8/15/03               2/96 at 102       Aaa      1,520,996
      7,705,000 Illinois State Toll
                 Highway Authority,
                 6.200%, 1/01/16               1/03 at 102       Aaa      7,780,201
      2,500,000 Chicago General
                 Obligation
                 (Central Public Library
                 Project),
                 6.850%, 1/01/17 (Pre-
                 refunded to 7/01/02)      7/02 at 101 1/2       Aaa      2,849,150
      5,000,000 Chicago General
                 Obligation,
                 6.250%, 1/01/12               1/02 at 102       Aaa      5,096,900
      1,500,000 Chicago Public Building
                 Commission (Community
                 College District No.
                 508), 7.700%, 1/01/08         1/98 at 102       Aaa      1,644,210
     23,300,000 Chicago Public Building
                 Commission (Board of
                 Education),
                 5.750%, 12/01/18             12/03 at 102       Aaa     22,543,915
      6,540,000 Cicero General
                 Obligation,
                 6.400%, 12/01/14             12/04 at 102       Aaa      6,783,484
      2,500,000 Cook County Community
                 College District No.
                 508, 8.750%, 1/01/07         No Opt. Call       Aaa      3,239,975
      2,370,000 Eastern Illinois
                 University, 6.375%,
                 4/01/16                       4/04 at 102       Aaa      2,427,544
      7,570,000 Franklin Park General
                 Obligation, 5.500%,
                 7/01/22                       7/04 at 102       Aaa      7,067,579
      4,000,000 Regional Transportation
                 Authority, General
                 Obligation, 5.850%,
                 6/01/23                       6/03 at 102       Aaa      3,892,600
-----------------------------------------------------------------------------------
                INDIANA - 5.5%
      5,000,000 Indiana Health
                 Facilities Financing
                 Authority (Community
                 Hospitals Project),
                 6.400%, 5/01/12               5/02 at 102       Aaa      5,156,950
                Indiana Municipal Power
                 Agency,
                 Power Supply System:
      1,000,000 7.100%, 1/01/15 (Pre-
                 refunded to 1/01/00)          1/00 at 102       Aaa      1,119,420
      5,000,000 6.125%, 1/01/19                1/03 at 102       Aaa      5,029,450
      3,750,000 Indianapolis Gas Utility
                 System, 6.200%, 6/01/23       6/02 at 102       Aaa      3,789,863
      5,350,000 Jasper County Pollution
                 Control
                 (Northern Indiana
                 Public Service
                 Company),
                 7.100%, 7/01/17               7/01 at 102       Aaa      5,793,783
      2,000,000 Lawrence Central High
                 School Building
                 Corporation, First
                 Mortgage,
                 7.250%, 7/01/08 (Pre-
                 refunded to 7/01/00)          7/00 at 102       Aaa      2,272,360

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                INDIANA (CONTINUED)
                Marion County Convention
                 and Recreational
                 Facilities Authority,
                 Excise Taxes Lease
                 Rental:
 $    3,300,000 7.000%, 6/01/21 (Pre-
                 refunded to 6/01/01)       6/01 at 102       Aaa $    3,755,631
        500,000 7.000%, 6/01/21             6/01 at 102       Aaa        545,100
      2,250,000 Monroe County Hospital
                 Authority
                 (Bloomington Hospital),
                 7.125%, 5/01/11            5/99 at 101       Aaa      2,452,950
      1,000,000 Princeton Pollution
                 Control (Public Service
                 Company of Indiana),
                 7.375%, 3/15/12            3/00 at 102       Aaa      1,105,310
      2,000,000 St. Joseph County
                 Hospital Authority
                 (Memorial Hospital of
                 South Bend),
                 7.000%, 8/15/20            8/01 at 102       Aaa      2,163,560
      2,190,000 Shelby County Jail
                 Building Corporation,
                 First Mortgage,
                 6.500%, 7/15/09            7/02 at 102       Aaa      2,301,143
                South Bend Community
                 School Building
                 Corporation, First
                 Mortgage:
      4,000,000 7.000%, 1/15/11 (Pre-
                 refunded to 7/15/99)       7/99 at 100       Aaa      4,384,160
      1,380,000 6.650%, 1/15/14 (Pre-
                 refunded to 7/15/00)       7/00 at 100       Aaa      1,512,204
      2,265,000 Southwest Allen Multi-
                 School Building
                 Corporation,
                 6.375%, 1/15/09            1/02 at 101       Aaa      2,347,514
--------------------------------------------------------------------------------
                KENTUCKY - 0.1%
      1,000,000 Louisville and Jefferson
                 County Metropolitan
                 Sewer District, 7.350%,
                 5/01/19 (Pre-refunded
                 to 5/01/00)                5/00 at 102       Aaa      1,136,740
--------------------------------------------------------------------------------
                LOUISIANA - 2.9%
                Louisiana General
                 Obligation:
      5,000,000 6.500%, 5/01/09             5/02 at 102       Aaa      5,342,150
      2,000,000 6.500%, 5/01/12             5/02 at 102       Aaa      2,102,480
      7,000,000 Louisiana Public
                 Facilities Authority
                 (Southern Baptist
                 Hospital),
                 6.800%, 5/15/12            5/02 at 102       Aaa      7,502,040
      1,655,000 Louisiana Public
                 Facilities Authority
                 (West Jefferson Medical
                 Center), 7.900%,
                 12/01/15                  12/98 at 102       Aaa      1,847,030
                Tangipahoa Parish
                 Hospital Service
                 District No. 1:
      1,250,000 6.125%, 2/01/14             2/04 at 102       Aaa      1,268,663
      4,750,000 6.250%, 2/01/24             2/04 at 102       Aaa      4,811,323
--------------------------------------------------------------------------------
                MAINE - 2.0%
                Maine Health and Higher
                 Educational Facilities
                 Authority:
      3,175,000 7.000%, 7/01/24             7/04 at 102       Aaa      3,475,736
     11,500,000 5.875%, 7/01/25             7/05 at 102       Aaa     11,176,045

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                MAINE (CONTINUED)
                Old Orchard Beach
                 General Obligation:
 $      750,000 6.650%, 9/01/09             9/02 at 103       Aaa $      812,655
        500,000 6.650%, 9/01/10             9/02 at 103       Aaa        540,550
--------------------------------------------------------------------------------
                MARYLAND - 0.5%
      3,000,000 Maryland Health and
                 Higher Educational
                 Facilities Authority
                 (Frederick Memorial
                 Hospital),
                 5.000%, 7/01/23            7/03 at 102       Aaa      2,607,120
      1,000,000 Morgan State University,
                 Academic and Auxiliary
                 Fees, 7.000%, 7/01/20
                 (Pre-refunded to
                 7/01/00)                   7/00 at 102       Aaa      1,125,420
--------------------------------------------------------------------------------
                MASSACHUSETTS - 4.2%
      1,250,000 Massachusetts Bay
                 Transportation
                 Authority, Certificates
                 of Participation,
                 7.650%, 8/01/15            8/00 at 102       Aaa      1,444,363
      2,000,000 Massachusetts General
                 Obligation,
                 7.000%, 6/01/09 (Pre-
                 refunded to 6/01/99)       6/99 at 102       Aaa      2,220,560
      2,000,000 Massachusetts Health and
                 Educational Facilities
                 Authority (Capital
                 Asset Program),
                 7.300%, 10/01/18           4/00 at 102       Aaa      2,201,680
      3,400,000 Massachusetts Health and
                 Educational Facilities
                 Authority (New England
                 Medical Center),
                 6.625%, 7/01/25            7/02 at 102       Aaa      3,572,210
      4,000,000 Massachusetts Health and
                 Educational Facilities
                 Authority (South Shore
                 Hospital),
                 6.500%, 7/01/22            7/02 at 102       Aaa      4,154,600
      1,000,000 Massachusetts Health and
                 Educational Facilities
                 Authority (Falmouth
                 Hospital),
                 5.625%, 7/01/11            7/03 at 102       Aaa        982,950
      2,800,000 Massachusetts Health and
                 Educational Facilities
                 Authority (Lahey Clinic
                 Medical Center),
                 5.625%, 7/01/15            7/03 at 102       Aaa      2,697,744
      5,875,000 Massachusetts Health and
                 Educational Facilities
                 Authority (Cape Cod
                 Health System),
                 5.250%, 11/15/21          11/03 at 102       AAA      5,260,475
      4,000,000 Massachusetts Health and
                 Educational Facilities
                 Authority (Berkshire
                 Health System),
                 6.000%, 10/01/19          10/05 at 102       Aaa      3,979,560
      1,660,000 Massachusetts Turnpike
                 Authority,
                 5.125%, 1/01/23            1/03 at 102       Aaa      1,484,239
      3,500,000 Boston City Hospital
                 (FHA-Insured),
                 7.625%, 2/15/21 (Pre-
                 refunded to 8/15/00)       8/00 at 102       Aaa      4,006,730
      1,150,000 Haverhill General
                 Obligation,
                 7.000%, 6/15/12            6/02 at 102       Aaa      1,254,880

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                       OPT. CALL
 AMOUNT         DESCRIPTION                    PROVISIONS* RATINGS**   MARKET VALUE
-----------------------------------------------------------------------------------
                MICHIGAN - 5.3%
 $    5,475,000 Michigan State Trunk
                 Line Fund Series 1992-
                 B2, 5.500%, 10/01/21         10/02 at 100       Aaa $    5,136,536
      1,535,000 Michigan Housing
                 Development Authority,
                 5.625%, 10/15/18             10/03 at 103       Aaa      1,437,927
      2,400,000 Michigan Hospital
                 Finance Authority
                 (Henry Ford Health
                 System),
                 5.750%, 9/01/17               9/02 at 102       Aaa      2,324,376
      2,000,000 Michigan Strategic Fund
                 (The Detroit Edison
                 Company),
                 6.875%, 12/01/21             12/01 at 102       Aaa      2,147,840
     12,130,000 Bay City General
                 Obligation, Unlimited
                 Tax, 0.000%, 6/01/21         No Opt. Call       Aaa      2,524,132
      5,000,000 Caledonia Community
                 Schools General
                 Obligation,
                 6.700%, 5/01/22 (Pre-
                 refunded to 5/01/02)          5/02 at 102       Aaa      5,661,150
      2,500,000 Chelsea School District,
                 Counties of Washtenaw
                 and Jackson, General
                 Obligation, 6.000%,
                 5/01/19                       5/05 at 102       Aaa      2,505,600
      2,000,000 Detroit Sewage Disposal
                 System, 6.625%, 7/01/21       7/01 at 102       Aaa      2,098,640
      5,000,000 Jackson County Hospital
                 Finance Authority
                 (W. A. Foote Memorial
                 Hospital),
                 5.250%, 6/01/23               6/03 at 102       Aaa      4,501,900
      8,000,000 Livonia Public School
                 District, General
                 Obligation,
                 5.500%, 5/01/21               5/03 at 102       Aaa      7,588,960
      6,085,000 River Rouge School
                 District, Unlimited
                 Tax, 5.625%, 5/01/22      5/03 at 101 1/2       Aaa      5,837,341
-----------------------------------------------------------------------------------
                MISSISSIPPI - 0.8%
      6,400,000 Medical Center
                 Educational Building
                 Corporation (University
                 of Mississippi Medical
                 Center Project),
                 5.900%, 12/01/23             12/04 at 102       Aaa      6,287,040
-----------------------------------------------------------------------------------
                NEVADA - 1.3%
      2,500,000 Churchill County
                 (Western Health
                 Network), 6.000%,
                 1/01/24                       1/04 at 102       Aaa      2,492,975
      2,000,000 Clark County Industrial
                 Development
                 (Nevada Power Company),
                 7.200%, 10/01/22             10/02 at 102       Aaa      2,211,900
      4,555,000 Reno Insured Hospital
                 (St. Mary's Regional
                 Medical Center),
                 5.625%, 5/15/23               5/03 at 102       Aaa      4,278,512
      1,160,000 University of Nevada
                 System,
                 7.125%, 7/01/16 (Pre-
                 refunded to 7/01/00)          7/00 at 102       Aaa      1,311,728

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                       OPT. CALL
 AMOUNT         DESCRIPTION                    PROVISIONS* RATINGS**   MARKET VALUE
-----------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.4%
 $    2,850,000 New Hampshire Higher
                 Education and Health
                 Facilities Authority,
                 University System,
                 6.250%, 7/01/20               7/02 at 102       Aaa $    2,894,090
-----------------------------------------------------------------------------------
                NEW JERSEY - 0.5%
      1,480,000 New Jersey Housing and
                 Mortgage Finance
                 Agency, Home Mortgage
                 Purchase,
                 8.100%, 10/01/17              4/98 at 103       Aaa      1,597,275
      1,955,000 Pennsauken Township,
                 Housing Finance
                 Corporation,
                 8.000%, 4/01/11               4/05 at 100       Aaa      2,065,203
-----------------------------------------------------------------------------------
                NEW MEXICO - 1.0%
      3,000,000 Albuquerque Hospital
                 System (Presbyterian
                 Healthcare Services),
                 6.600%, 8/01/07               8/97 at 102       Aaa      3,154,650
      4,445,000 Farmington Pollution
                 Control (Public Service
                 Company of New Mexico),
                 6.375%, 12/15/22             12/02 at 102       Aaa      4,571,416
-----------------------------------------------------------------------------------
                NEW YORK - 12.8%
      6,530,000 New York State Medical
                 Care Facilities Finance
                 Agency, Mental Health
                 Services, Facilities
                 Improvement, 5.900%,
                 8/15/22                       8/02 at 102       Aaa      6,468,879
      3,000,000 New York State Urban
                 Development
                 Corporation,
                 Correctional
                 Facilities,
                 5.250%, 1/01/18               1/03 at 102       Aaa      2,762,910
      3,000,000 Dormitory Authority of
                 the State of New York
                 (City University),
                 5.750%, 7/01/18              No Opt. Call       Aaa      2,965,890
                Dormitory Authority of
                 the State of New York
                 (Mount Sinai School of
                 Medicine):
      1,775,000 5.000%, 7/01/16                7/04 at 102       Aaa      1,598,476
      8,375,000 5.000%, 7/01/21                7/04 at 102       Aaa      7,406,431
                Metropolitan
                 Transportation
                 Authority
                 Commuter Facilities:
      4,955,000 6.250%, 7/01/17                7/02 at 102       Aaa      5,089,677
      5,000,000 6.375%, 7/01/18            7/04 at 101 1/2       Aaa      5,195,700
      6,925,000 6.250%, 7/01/22                7/02 at 102       Aaa      7,094,039
                New York City General
                 Obligation:
      5,715,000 6.625%, 8/01/12 (Pre-
                 refunded to 8/01/02)      8/02 at 101 1/2       Aaa      6,500,012
        285,000 6.625%, 8/01/12            8/02 at 101 1/2       Aaa        303,112
      3,010,000 6.000%, 5/15/16            5/03 at 101 1/2       Aaa      3,025,050
      3,750,000 7.000%, 2/01/18            2/02 at 101 1/2       Aaa      4,105,050
      1,000,000 New York City
                 Educational
                 Construction Fund,
                 5.625%, 4/01/13           4/04 at 101 1/2       Aaa        978,650
      6,675,000 New York City Health and
                 Hospitals Corporation,
                 Health System,
                 5.750%, 2/15/22               2/03 at 102       Aaa      6,480,624
      6,330,000 New York City Municipal
                 Water Financing
                 Authority, 6.750%,
                 6/15/16                       6/01 at 101       Aaa      6,746,074

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                       OPT. CALL
 AMOUNT         DESCRIPTION                    PROVISIONS* RATINGS**   MARKET VALUE
-----------------------------------------------------------------------------------
                NEW YORK (CONTINUED)
                New York City Municipal
                 Water Finance
                 Authority, Water and
                 Sewer System:
 $    4,155,000 6.750%, 6/15/14 (Pre-
                 refunded to 6/15/99)      6/99 at 101 1/2       Aaa $    4,580,057
      2,025,000 6.750%, 6/15/14            6/99 at 101 1/2       Aaa      2,150,003
      4,470,000 5.750%, 6/15/18            6/02 at 101 1/2       Aaa      4,353,333
      1,000,000 New York City Transit
                 Authority Transit
                 Facilities (Livingston
                 Plaza Project) 7.500%,
                 1/01/20
                 (Pre-refunded to
                 1/01/00)                      1/00 at 102       Aaa      1,139,270
      3,900,000 New York City Transit
                 Authority Transit
                 Facilities, 5.400%,
                 1/01/18                      No Opt. Call       Aaa      3,670,836
                New York City Industrial
                 Development Agency,
                 Civic Facility (USTA
                 National Tennis Center
                 Incorporated Project):
      3,500,000 6.500%, 11/15/10              11/04 at 102       Aaa      3,762,185
      3,000,000 6.600%, 11/15/11              11/04 at 102       Aaa      3,236,490
      2,765,000 Suffolk County Water
                 Authority, Water
                 System, 5.000%, 6/01/17       6/03 at 102       Aaa      2,483,882
                Triborough Bridge and
                 Tunnel Authority,
                 Special Obligation:
      5,240,000 6.875%, 1/01/15                1/01 at 102       Aaa      5,626,922
      3,015,000 5.500%, 1/01/17                1/02 at 100       Aaa      2,894,159
-----------------------------------------------------------------------------------
                NORTH CAROLINA - 0.3%
      2,500,000 Charlotte Convention
                 Facility, Certificates
                 of Participation,
                 5.250%, 12/01/20             12/03 at 102       Aaa      2,309,325
-----------------------------------------------------------------------------------
                OHIO - 0.8%
      1,000,000 Columbus City School
                 District,
                 General Obligation,
                 Unlimited Tax,
                 7.000%, 12/01/11 (Pre-
                 refunded to 12/01/00)        12/00 at 102       Aaa      1,133,490
      2,500,000 Dublin City School
                 District, General
                 Obligation,
                 6.200%, 12/01/19             12/02 at 102       Aaa      2,561,525
      1,500,000 Pickerington Local
                 School District,
                 General Obligation,
                 5.375%, 12/01/19             12/04 at 102       Aaa      1,411,830
      1,000,000 South Euclid-Lyndhurst
                 City School District,
                 General Obligation,
                 Unlimited Tax,
                 5.300%, 12/01/14             12/04 at 102       Aaa        951,270
-----------------------------------------------------------------------------------
                OKLAHOMA - 0.7%
      5,000,000 Oklahoma Industries
                 Authority (Baptist
                 Center-South Oklahoma
                 City Hospital),
                 6.250%, 08/15/12              8/05 at 102       Aaa      5,144,050
        400,000 Muskogee County Home
                 Finance Authority,
                 Single Family Mortgage,
                 7.600%, 12/01/10              6/00 at 102       Aaa        428,664

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                       OPT. CALL
 AMOUNT         DESCRIPTION                    PROVISIONS* RATINGS**   MARKET VALUE
-----------------------------------------------------------------------------------
                PENNSYLVANIA - 2.9%
 $    5,000,000 Lehigh County General
                 Purpose Authority (St.
                 Luke's Hospital of
                 Bethlehem),
                 6.250%, 7/01/22               7/02 at 102       Aaa $    5,073,950
                North Penn Water
                 Authority:
        750,000 6.875%, 11/01/19 (Pre-
                 refunded to 11/01/04)        11/04 at 101       Aaa        872,753
      3,000,000 7.000%, 11/01/24 (Pre-
                 refunded to 11/01/04)        11/04 at 101       Aaa      3,518,610
        500,000 Northampton County
                 Higher Educational
                 Authority (Moravian
                 College),
                 7.150%, 6/01/09 (Pre-
                 refunded to 6/01/98)          6/98 at 101       Aaa        543,705
      7,500,000 Philadelphia Water and
                 Wastewater System,
                 5.500%, 6/15/14               6/03 at 102       Aaa      7,104,300
      3,900,000 Philadelphia Municipal
                 Authority, Justice
                 Lease, 7.125%, 11/15/18
                 (Pre-refunded to
                 11/15/01)                    11/01 at 102       Aaa      4,496,271
      1,000,000 Washington County
                 Hospital Authority,
                 Hospital Refunding,
                 7.150%, 7/01/17               7/00 at 102       Aaa      1,094,750
-----------------------------------------------------------------------------------
                RHODE ISLAND - 3.2%
                Rhode Island Depositors
                 Economic Protection
                 Corporation, Special
                 Obligation:
      7,950,000 6.000%, 8/01/17                8/03 at 102       Aaa      7,949,444
      2,250,000 6.625%, 8/01/19 (Pre-
                 refunded to 8/01/02)          8/02 at 102       Aaa      2,545,763
      6,255,000 Rhode Island Health and
                 Educational Building
                 Corporation, Higher
                 Education Auxiliary
                 Enterprise,
                 5.250%, 9/15/23               9/03 at 102       Aaa      5,614,175
      4,000,000 Cranston General
                 Obligation,
                 7.200%, 7/15/11 (Pre-
                 refunded to 7/15/01)      7/01 at 101 1/2       Aaa      4,586,640
      3,130,000 Kent County Water
                 Authority,
                 6.350%, 7/15/14               7/04 at 102       Aaa      3,247,937
      1,000,000 Providence Housing
                 Development
                 Corporation, FHA-
                 Insured (Barbara Jordan
                 Apartments), 6.650%,
                 7/01/15                       7/04 at 102       Aaa      1,044,640
-----------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.2%
      1,000,000 Aiken Water and Sewer
                 System, 7.250%, 1/01/14       1/00 at 102       Aaa      1,107,280
                Charleston County Public
                 Facilities Corporation,
                 Certificates of
                 Participation:
      1,500,000 6.875%, 6/01/14                6/04 at 102       Aaa      1,623,720
      2,500,000 7.000%, 6/01/19                6/04 at 102       Aaa      2,744,475
                Rock Hill Combined
                 Utility System:
      2,000,000 6.375%, 1/01/15                1/01 at 102       Aaa      2,054,480
      2,000,000 7.000%, 1/01/20 (Pre-
                 refunded to 1/01/00)          1/00 at 102       Aaa      2,231,040

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                SOUTH DAKOTA - 0.1%
 $    1,000,000 South Dakota Health and
                 Educational Facilities
                 Authority (McKennan
                 Hospital),
                 7.250%, 7/01/15            7/00 at 102       Aaa $    1,099,870
--------------------------------------------------------------------------------
                TENNESSEE - 0.2%
        500,000 Memphis-Shelby County
                 Airport Authority,
                 5.650%, 9/01/15            9/03 at 102       Aaa        483,160
      1,000,000 Robertson and Sumner
                 Counties, White House
                 Utility District,
                 6.375%, 1/01/22            1/02 at 102       Aaa      1,035,470
--------------------------------------------------------------------------------
                TEXAS - 3.9%
      6,080,000 Texas Health Facilities
                 Development Corporation
                 (All Saints Episcopal
                 Hospitals of Fort
                 Worth), 6.250%, 8/15/22    8/03 at 102       Aaa      6,178,800
        800,000 Texas Housing Agency,
                 Single Family Mortgage,
                 7.875%, 9/01/17            9/96 at 102        Aa        825,335
      3,000,000 Bexar County Health
                 Facilities Development
                 Corporation (Baptist
                 Memorial Hospital
                 System Project),
                 6.750%, 8/15/19            8/04 at 102       Aaa      3,186,060
      5,000,000 Bexar Metropolitan Water
                 District,
                 5.000%, 5/01/19            5/04 at 100       Aaa      4,429,500
      4,575,000 Harris County Toll Road,
                 Senior Lien,
                 6.500%, 8/15/17 (Pre-
                 refunded to 8/15/02)       8/02 at 102       Aaa      5,145,227
      1,000,000 Harris County Hospital
                 District,
                 7.400%, 2/15/10           No Opt. Call       Aaa      1,170,180
        500,000 Houston Hotel Occupancy
                 Tax and Parking
                 Facilities,
                 7.000%, 7/01/15 (Pre-
                 refunded to 7/01/01)       7/01 at 100       Aaa        562,100
        825,000 Lower Colorado River
                 Authority, Priority
                 Refunding,
                 7.000%, 1/01/11            1/01 at 102       Aaa        912,375
      3,250,000 Sabine River Authority,
                 Pollution Control
                 (Texas Utilities
                 Electric Company),
                 5.550%, 5/01/22           11/03 at 102       Aaa      3,048,110
      5,000,000 Tarrant County Health
                 Facilities Development
                 Corporation (Fort Worth
                 Osteopathic Hospital),
                 6.000%, 5/15/21           No Opt. Call       Aaa      5,045,350

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

 PRINCIPAL                                    OPT. CALL
 AMOUNT         DESCRIPTION                 PROVISIONS* RATINGS**   MARKET VALUE
--------------------------------------------------------------------------------
                UTAH - 1.4%
 $      310,000 Utah Housing Finance
                 Agency, Single Family
                 Mortgage,
                 8.375%, 7/01/19            1/09 at 100        AA $      355,848
      4,500,000 Utah Building Ownership
                 Authority,
                 5,750%, 5/15/18           11/05 at 100       Aaa      4,366,440
                Provo City Energy
                 System:
      2,300,000 5.500%, 11/15/11            5/03 at 102       Aaa      2,246,777
        500,000 5.750%, 5/15/14             5/03 at 102       Aaa        487,650
      3,500,000 White City Water System,
                 6.600%, 2/01/25            2/05 at 100       Aaa      3,672,270
--------------------------------------------------------------------------------
                VIRGINIA - 0.5%
      2,860,000 Richmond Metropolitan
                 Authority Expressway,
                 5.750%, 7/15/22            7/02 at 100       Aaa      2,783,523
      1,050,000 Roanoke County Water
                 System, 6.000%, 7/01/31
                 (Pre-refunded to
                 7/01/01)                   7/01 at 100       Aaa      1,129,380
--------------------------------------------------------------------------------
                WASHINGTON - 3.2%
      6,500,000 Washington Public Power
                 Supply System,
                 Nuclear Project No. 1,
                 5.700%, 7/01/17            7/03 at 102       Aaa      6,195,410
      5,000,000 Washington Public Power
                 Supply System,
                 Nuclear Project No. 2,
                 5.400%, 7/01/05           No Opt. Call       Aaa      5,118,350
      2,500,000 Washington Public Power
                 Supply System,
                 Nuclear Project No. 3,
                 7.250%, 7/01/16 (Pre-
                 refunded to 7/01/99)       7/99 at 102       Aaa      2,802,225
      1,000,000 Marysville Water and
                 Sewer,
                 7.000%, 12/01/11 (Pre-
                 refunded to 12/01/03)     12/03 at 100       Aaa      1,152,730
                Seattle Metropolitan
                 Municipality Sewer
                 System:
      5,000,000 5.400%, 1/01/14             1/03 at 102       Aaa      4,711,050
      3,080,000 5.400%, 1/01/15             1/03 at 102       Aaa      2,890,025
      2,000,000 Whatcom County School
                 District No. 501,
                 General Obligation,
                 6.125%, 12/01/13          12/04 at 100       Aaa      2,048,680
--------------------------------------------------------------------------------
                WEST VIRGINIA - 0.1%
      1,000,000 West Virginia School
                 Building Authority,
                 Capital Improvement,
                 7.250%, 7/01/15 (Pre-
                 refunded to 7/01/00)       7/00 at 102       Aaa      1,136,180

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                      OPT. CALL
 AMOUNT         DESCRIPTION                   PROVISIONS* RATINGS**   MARKET VALUE
----------------------------------------------------------------------------------
                WISCONSIN - 1.5%
 $    7,020,000 Wisconsin Health and
                 Educational Facilities
                 Authority (Sisters of
                 the Sorrowful
                 Mother/Ministry
                 Corporation),
                 6.125%, 8/15/22              2/03 at 102       Aaa $    7,019,718
      1,000,000 Wisconsin Municipal
                 Insurance Commission,
                 8.700%, 4/01/07              4/97 at 102       Aaa      1,084,800
      2,000,000 Superior Limited
                 Obligation
                 (Detroit Edison
                 Company),
                 6.900%, 8/01/21             No Opt. Call       Aaa      2,257,940
      1,000,000 Three Lakes School
                 District, General
                 Obligation,
                 6.750%, 4/01/12 (Pre-
                 refunded to 4/01/03)         4/03 at 100       Aaa      1,128,090
----------------------------------------------------------------------------------
                WYOMING - 0.3%
      2,000,000 University of Wyoming
                 Facilities,
                 7.100%, 6/01/10              6/00 at 101       Aaa      2,197,460
----------------------------------------------------------------------------------
                PUERTO RICO - 0.5%
      3,750,000 Commonwealth of Puerto
                 Rico, General
                 Obligation,
                 6.600%, 7/01/13 (Pre-
                 refunded to 7/01/02)     7/02 at 101 1/2       Aaa      4,242,937
----------------------------------------------------------------------------------
   $783,563,000 Total Investments -
                 (cost $753,274,400) -
                 99.6%                                                 785,431,179
----------------------------------------------------------------------------------
-------------------
                Other Assets Less
                 Liabilities - 0.4%                                      3,274,056
----------------------------------------------------------------------------------
                Net Assets - 100%                                     $788,705,235

--------------------------------------------------------------------------------

                                                       NUMBER               MARKET
                STANDARD & POOR'S           MOODY'S OF ISSUES MARKET VALUE PERCENT
----------------------------------------------------------------------------------
 SUMMARY OF                   AAA               Aaa       222 $779,406,196     99%
 RATINGS**           AA+, AA, AA- Aa1, Aa, Aa2, Aa3         3    6,024,983       1
 PORTFOLIO OF
 INVESTMENTS:
----------------------------------------------------------------------------------
 TOTAL                                                    225 $785,431,179    100%

--------------------------------------------------------------------------------
All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI) Security purchased on a when-issued basis (note 1).
See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)

                                                        MUNI       INS. MUNI
                                                        BOND          BOND
------------------------------------------------------------------------------
  ASSETS
  Investments in municipal securities, at market
   value (note 1)                                  $2,743,859,075 $785,431,179
  Temporary investments in short-term municipal
   securities, at amortized cost (note 1)              36,400,000      --
  Cash                                                  6,160,794      --
  Receivables:
   Interest                                            45,684,212   10,110,023
   Shares sold                                            194,124      112,839
   Investments sold                                    16,373,000      --
  Other assets                                             69,783       23,013
                                                   -------------- ------------
    Total assets                                    2,848,740,988  795,677,054
                                                   -------------- ------------
  LIABILITIES
  Payables:
   Investments purchased                                1,827,972    3,476,729
   Shares reacquired                                      436,746       35,134
  Cash overdraft                                         --            797,434
  Accrued expenses:
   Management fees (note 7)                             1,063,644      310,532
   Other                                                   45,257       80,324
  Dividends payable                                    10,332,146    2,271,666
                                                   -------------- ------------
    Total liabilities                                  13,705,765    6,971,819
                                                   -------------- ------------
  Net assets (note 8)                              $2,835,035,223 $788,705,235
                                                   -------------- ------------
  Class A Shares (note 1)
   Net Assets                                      $   20,907,266 $ 35,043,994
                                                   -------------- ------------
   Shares outstanding                                   2,294,196    3,302,457
                                                   -------------- ------------
   Net asset value and redemption price per share  $         9.11 $      10.61
                                                   -------------- ------------
   Offering price per share (net asset value per
    share plus maximum sales charge of 4.50% of
    offering price)                                $         9.54 $      11.11
                                                   -------------- ------------
  Class C Shares (note 1)
   Net Assets                                      $      691,820 $  5,370,813
                                                   -------------- ------------
   Shares outstanding                                      75,953      511,522
                                                   -------------- ------------
   Net asset value, offering and redemption price
    per share                                      $         9.11 $      10.50
                                                   -------------- ------------
  Class R Shares (note 1)
   Net Assets                                      $2,813,436,137 $748,290,428
                                                   -------------- ------------
   Shares outstanding                                 308,573,807   70,808,174
                                                   -------------- ------------
   Net asset value and redemption price per share  $         9.12 $      10.57
                                                   -------------- ------------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
STATEMENT OF OPERATIONS
(Unaudited)
                                                                AUGUST 31, 1995

                                                        MUNI       INS. MUNI
                                                        BOND         BOND
------------------------------------------------------------------------------
  INVESTMENT INCOME
  Tax-exempt interest income (note 1)               $ 87,262,430  $23,324,885
                                                    ------------  -----------
  Expenses (note 2):
   Management fees (note 7)                            6,309,609    1,846,777
   12b-1 distribution and service fees (note 1)            4,182       52,018
   Shareholders' servicing agent fees and expenses     1,124,965      317,397
   Custodian's fees and expenses                         148,503       61,708
   Directors'/Trustees' fees and expenses (note 7)        13,447        5,889
   Professional fees                                       9,693       25,145
   Shareholders' reports--printing and mailing
    expenses                                             227,976      149,291
   Federal and state registration fees                    97,757       33,819
   Portfolio insurance expense                           --             2,179
   Other expenses                                         78,842       14,139
                                                    ------------  -----------
    Total expenses before expense reimbursement        8,014,974    2,508,362
   Expense reimbursement from investment adviser
    (note 7)                                              (4,313)      (1,303)
                                                    ------------  -----------
    Net expenses                                       8,010,661    2,507,059
                                                    ------------  -----------
    Net investment income                             79,251,769   20,817,826
                                                    ------------  -----------
  REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
  Net realized gain from investment transactions,
   net of taxes, if applicable (notes 1 and 5)         2,457,127    2,068,059
  Net change in unrealized appreciation or
   depreciation of investments                        33,548,842   12,739,245
                                                    ------------  -----------
    Net gain from investments                         36,005,969   14,807,304
                                                    ------------  -----------
  Net increase in net assets from operations        $115,257,738  $35,625,130
                                                    ------------  -----------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                      MUNI BOND                   INS. MUNI BOND
----------------------------------------------------------------------------------------
                               6 months       Year ended      6 months      Year ended
                            ended 8/31/95      2/28/95      ended 8/31/95    2/28/95
----------------------------------------------------------------------------------------
  OPERATIONS
  Net investment income     $   79,251,769  $  152,460,727  $ 20,817,826   $ 40,930,291
  Net realized gain (loss)
   from investment
   transactions, net of
   taxes, if applicable          2,457,127       9,508,194     2,068,059     (1,781,054)
  Net change in unrealized
   appreciation or
   depreciation of
   investments                  33,548,842     (67,140,015)   12,739,245    (25,968,067)
                            --------------  --------------  ------------   ------------
  Net increase in net
   assets from operations      115,257,738      94,828,906    35,625,130     13,181,170
                            --------------  --------------  ------------   ------------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)
  From undistributed net
   investment income:
   Class A                         (52,879)            N/A      (554,507)      (204,455)
   Class C                          (2,265)            N/A      (106,786)       (45,156)
   Class R                     (78,799,741)   (151,297,051)  (20,342,865)   (41,157,453)
  From accumulated net
   realized gains from
   investment
   transactions:
   Class A                        --                   N/A       --              (6,709)
   Class C                        --                   N/A       --              (1,121)
   Class R                        --           (22,411,997)      --          (1,157,602)
                            --------------  --------------  ------------   ------------
   Decrease in net assets
    from distributions to
    shareholders               (78,854,885)   (173,709,048)  (21,004,158)   (42,572,496)
                            --------------  --------------  ------------   ------------
  FUND SHARE TRANSACTIONS
   (note 3)
  Net proceeds from sales
   of shares:
   Class A                      21,102,636             N/A    42,469,284     15,273,227
   Class C                         689,610             N/A     3,063,788      4,686,336
   Class R                     240,267,499     469,226,165    81,814,009    158,370,453
  Net asset value of
   shares issued to
   shareholders due to
   reinvestment of
   distributions from net
   investment
   income and from net
   realized gains from
   investment
   transactions:
   Class A                          14,691             N/A       323,162        105,479
   Class C                             596             N/A        86,994         25,888
   Class R                      62,302,396     141,568,061    12,975,133     28,508,956
                            --------------  --------------  ------------   ------------
                               324,377,428     610,794,226   140,732,370    206,970,339
                            --------------  --------------  ------------   ------------
  Cost of shares redeemed:
   Class A                        (371,606)            N/A   (22,430,964)    (1,930,617)
   Class C                             (89)            N/A    (1,835,689)      (893,066)
   Class R                    (266,551,462)   (490,742,684)  (97,159,661)  (165,891,052)
                            --------------  --------------  ------------   ------------
                              (266,923,157)   (490,742,684) (121,426,314)  (168,714,735)
                            --------------  --------------  ------------   ------------
   Net increase in net
    assets derived from
    Fund share
    transactions                57,454,271     120,051,542    19,306,056     38,255,604
                            --------------  --------------  ------------   ------------
    Net increase in net
     assets                     93,857,124      41,171,400    33,927,028      8,864,278
  Net assets at beginning
   of period                 2,741,178,099   2,700,006,699   754,778,207    745,913,929
                            --------------  --------------  ------------   ------------
  Net assets at end of
   period                   $2,835,035,223  $2,741,178,099  $788,705,235   $754,778,207
                            --------------  --------------  ------------   ------------
  Balance of undistributed
   net investment income
   at end
   of period                $    2,530,527  $    2,133,643  $      3,458   $    189,790
                            --------------  --------------  ------------   ------------

N/A - Muni Bond was not authorized to issue Class A Shares or Class C Shares before June 13, 1995.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS     NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                AUGUST 31, 1995
(Unaudited)
                 1. GENERAL INFORMATION AND SIGNIFICANT
                 ACCOUNTING POLICIES
                 At August 31, 1995, the nationally diversified Funds covered in this report (the "Funds") are Nuveen Municipal Bond Fund and Nuveen Insured Tax-Free Bond Fund, Inc. (comprised of Nuveen Insured Municipal Bond Fund). Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds issue shares of each of their classes at a price equal to net assest value of such classes plus the appropriate front-end sales charge, if any.

                 Municipal Bond was originally incorporated in Maryland on October 8, 1976 and reorganized as a Massachusetts business trust at the close of business on June 12, 1995. Insured Municipal Bond was incorporated in Minnesota on July 11, 1986.

                 The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

                 The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
                 Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities       Securities transactions are recorded on a trade date basis.
Transactions     Realized gains and losses from such transactions are
                 determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date.
                 Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At August 31, 1995, Insured Municipal Bond had purchase commitments of $3,476,729. Municipal Bond had no such purchase commitments.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)



Interest Income  Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and    Net investment income is declared as a dividend monthly and
Distributions to payment is made or reinvestment is credited to shareholder
Shareholders     accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

                 Distributions to shareholders of net investment income and net realized gains from investment transactions are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of accumulated net realized gains from investment transactions, if applicable.

Federal Income   Each Fund is a separate taxpayer for federal income tax
Taxes            purposes and intends to comply with the requirements of the
                 Internal Revenue Code applicable to regulated investment companies by distributing all of its net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax exempt status when distributed to the shareholders of the Funds.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                AUGUST 31, 1995


Insurance        Insured Municipal Bond invests in municipal securities which are covered by insurance guaranteeing timely payment of principal and interest thereon or backed by an escrow or trust account containing sufficient U.S. Government or U.S.
                 Government agency securities to ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market
                 Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities.
                 Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market
                 Insurance may reflect value attributable to the insurance.
                 Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio
                 Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


Flexible Sales Charge
                 Effective September 6, 1994 for Insured Municipal Bond and
Program June 13, 1995 for Municipal Bond, both Funds commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. Effective June 13, 1995, for both Funds, an investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class "C" Shares are redeemed within 12 months of purchase.

                 Prior to the offering of Class "A" and Class "C" Shares, the shares outstanding for both Funds were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Derivative Financial
                 In October 1994, the Financial Accounting Standards Board
Instruments      (FASB) issued Statement of Financial Accounting Standards No.
                 119 Disclosure about Derivative Financial Instruments and
                 Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                AUGUST 31, 1995




                 2. EXPENSE ALLOCATION
                 Expenses of the Funds that are not directly attributable to any class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Effective August 1, 1995, the Funds adopted a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 and now designate class specific expenses to include Rule 12b-1 distribution and service fees, and other expenses incurred for services received by a class that differ in either amount of kind. A breakdown of the class specific expenses for the six months ended August 31, 1995, are as follows:

                                                          MUNI   INS. MUNI
                                                          BOND     BOND
--------------------------------------------------------------------------
  12b-1 distribution and service fees:
   Class A                                              $  3,543 $ 28,110
   Class C                                                   639   23,908
  Shareholders' servicing agent fees and expenses:
   Class A                                                   729   18,022
   Class C                                                    82    1,093
   Class R                                               914,407  247,643
  Shareholders' reports-printing and mailing expenses:
   Class A                                                 1,275    1,019
   Class C                                                   119       66
   Class R                                               190,481  123,497
  Federal and state registration fees:
   Class A                                                 2,483    3,958
   Class C                                                   276    1,019
   Class R                                                89,323   23,054
  Professional fees:
   Class R                                                 9,834    --

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                 3. FUND SHARES
                 Transactions in shares were as follows:

                                 MUNI BOND              INS. MUNI BOND
-----------------------------------------------------------------------------
                           6 months                  6 months
                             ended     Year ended      ended     Year ended
                            8/31/95      2/28/95      8/31/95      2/28/95
-----------------------------------------------------------------------------
  Shares sold:
   Class A                  2,333,588          N/A    4,032,086    1,538,119
   Class C                     75,897          N/A      292,071      474,253
   Class R                 25,951,722   52,970,376    7,802,783   15,709,700
  Shares issued to
   shareholders due to
   reinvestment of
   distributions from net
   investment income and
   from net realized
   gains from investment
   transactions:
   Class A                      1,621          N/A       30,693       10,686
   Class C                         66          N/A        8,354        2,644
   Class R                  5,985,405   15,973,465    1,288,639    2,822,384
                          -----------  -----------  -----------  -----------
                           34,348,299   68,943,841   13,454,626   20,557,786
                          -----------  -----------  -----------  -----------
  Shares redeemed:
   Class A                    (41,013)         N/A   (2,115,834)    (193,293)
   Class C                        (10)         N/A     (174,938)     (90,862)
   Class R                (27,935,879) (55,355,782)  (9,275,518) (16,561,539)
                          -----------  -----------  -----------  -----------
                          (27,976,902) (55,355,782) (11,566,290) (16,845,694)
                          -----------  -----------  -----------  -----------
  Net increase              6,371,397   13,588,059    1,888,336    3,712,092
                          -----------  -----------  -----------  -----------

N/A - Muni Bond was not authorized to issue Class A Shares or Class C Shares before June 13, 1995.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                AUGUST 31, 1995



                 4. DISTRIBUTIONS TO SHAREHOLDERS
                 On September 8, 1995, the Funds declared dividend distributions from their ordinary income which were paid on October 2, 1995, to shareholders of record on September 8, 1995, as follows:

                        MUNI  INS. MUNI
                        BOND    BOND
---------------------------------------
  Dividend per share:
   Class A             $.0410  $.0455
   Class C              .0355   .0385
   Class R              .0430   .0475
                       ------  ------

                 5. SECURITIES TRANSACTIONS
                 Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the six months ended August 31, 1995, were as follows:

                                           MUNI      INS. MUNI
                                           BOND         BOND
----------------------------------------------------------------
  PURCHASES
  Investments in municipal securities  $146,869,792 $108,242,266
  Temporary municipal investments       237,705,000  142,000,000
  SALES
  Investments in municipal securities   139,977,618   83,977,900
  Temporary municipal investments       204,005,000  142,000,000
                                       ------------ ------------

                 At August 31, 1995, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                 At February 28, 1995, the Fund's last fiscal year end, Insured Municipal Bond had a capital loss carryforward of $1,780,735 available for federal income tax purposes to be applied against future security gains, if any. If not applied, the carryover will expire in the year 2003.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                 6. UNREALIZED APPRECIATION (DEPRECIATION)
                 Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 1995, were as follows:

                                   MUNI       INS. MUNI
                                   BOND         BOND
---------------------------------------------------------
  Gross unrealized:
   Appreciation                $134,114,260  $38,354,032
   Depreciation                 (17,844,413)  (6,197,253)
                               ------------  -----------
  Net unrealized appreciation  $116,269,847  $32,156,779
                               ------------  -----------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                AUGUST 31, 1995



                 7. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

  AVERAGE DAILY NET ASSET VALUE       MANAGEMENT FEE
----------------------------------------------------
  For the first $125,000,000               .5 of 1%
  For the next $125,000,000             .4875 of 1
  For the next $250,000,000              .475 of 1
  For the next $500,000,000             .4625 of 1
  For the next $1,000,000,000             .45 of 1
  For net assets over $2,000,000,000     .425 of 1


                 The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, 12b-1 Service and Distribution fees, if applicable, and to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Municipal Bond and .975 of 1% of the average daily net asset value of Insured Municipal Bond. The Adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be voluntarily terminated at any time at its discretion.

                 The management fee referred to above compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                 8. COMPOSITION OF NET ASSETS
                 At August 31, 1995, the Funds had common stock authorized of $.10 par value per share for Municipal Bond and $.01 par value per share for Insured Municipal Bond. The composition of net assets as well as the number of authorized shares is as follows:

                                                        MUNI       INS. MUNI
                                                        BOND          BOND
------------------------------------------------------------------------------
  Capital paid-in                                  $2,711,803,776 $756,256,969
  Balance of undistributed net investment income        2,530,527        3,458
  Undistributed net realized gain from investment
   transactions                                         4,431,073      288,029
  Net unrealized appreciation of investments          116,269,847   32,156,779
                                                   -------------- ------------
   Net assets                                      $2,835,035,223 $788,705,235
                                                   -------------- ------------
  Authorized Shares:
   Class A                                              Unlimited  340,000,000
   Class C                                              Unlimited  460,000,000
   Class R                                              Unlimited  200,000,000
                                                   -------------- ------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                 9. INVESTMENT COMPOSITION
                 Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At August 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                            MUNI  INS. MUNI
                            BOND    BOND
-------------------------------------------
  Revenue Bonds:
   Health Care Facilities    13%      22%
   Electric Utilities        19        4
   Housing Facilities        15        1
   Water/Sewer Facilities     8       12
   Educational Facilities     1        8
   Transportation             6        4
   Pollution Control          5        4
   Lease Rental Facilities    2        5
   Other                      8        8
  General Obligation Bonds    7       18
  Escrowed Bonds             16       14
-------------------------------------------
                            100%     100%

                 Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (29% for Municipal Bond, 100% for Insured Municipal Bond). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

                 75% of the temporary investments in short-term municipal securities owned by Municipal Bond have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                 For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                      Income from investment
                                            operations                Less distributions
                         ----------------------------------------------------------------------
                                                    Net realized
                                                             and
                          Net asset                   unrealized      Dividends
                              value           Net    gain (loss)       from net  Distributions
                          beginning    investment           from     investment           from
                          of period        income  investments**         income  capital gains
-----------------------------------------------------------------------------------------------
 MUNI BOND
-----------------------------------------------------------------------------------------------
 CLASS A
 6/13/95 to 8/31/95          $9.150         $.102+        $(.060)        $(.082)        $   --
 CLASS C
 6/13/95 to 8/31/95           9.150          .088+         (.058)         (.070)            --
 CLASS R
 6 mos. ended 8/31/95         9.000          .259           .119          (.258)            --
 Year ended 2/28,
 1995                         9.280          .515          (.209)         (.511)         (.075)
 1994                         9.450          .519          (.075)         (.516)         (.098)
 1993                         9.080          .555           .414          (.544)         (.055)
 5 mos. ended 2/29/92         9.040          .239           .080          (.239)         (.040)
 Year ended 9/30,
 1991                         8.650          .579           .438          (.589)         (.038)
 1990                         8.730          .596          (.080)         (.596)            --
 1989                         8.520          .597           .239          (.597)         (.029)
 1988                         8.020          .596           .536          (.596)         (.036)
 1987                         8.780          .598          (.614)         (.598)         (.146)
 1986                         7.830          .595          1.162          (.595)         (.212)
 1985                         7.180          .586           .650          (.586)            --
-----------------------------------------------------------------------------------------------

See notes on page 52.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

--------------------------------------------------------------------------------------------------
Net asset value    Total return on
  end of period  net asset value++
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
         $9.110               .46%

          9.110               .33

          9.120              4.25

          9.000              3.60
          9.280              4.79
          9.450             11.04

          9.080              3.56

          9.040             12.15
          8.650              6.04
          8.730             10.07
          8.520             14.50
          8.020              (.39)
          8.780             23.02
          7.830             17.73
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                     Ratios/supplemental data
--------------------------------------------------------------------------------------------------
                                      Ratio of net                      Ratio of net
                        Ratio of        investment         Ratio of       investment
                     expenses to            income      expenses to           income
    Net assets           average        to average          average       to average
 end of period net assets before net assets before net assets after net assets after     Portfolio
(in thousands)     reimbursement     reimbursement   reimbursement+   reimbursement+ turnover rate
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
    $   20,907            1.11%*            4.92%*            .84%*           5.19%*            5%
           692            2.29*             3.78*            1.59*            4.48*             5
     2,813,436             .57*             5.66*             .57*            5.66*             5
     2,741,178             .59              5.79              .59             5.79             17
     2,700,007             .62              5.49              .62             5.49             15
     2,371,669             .61              5.95              .61             5.95             14
     1,835,708             .62*             6.24*             .62*            6.24*             6
     1,661,420             .60              6.48              .60             6.48             10
     1,323,623             .62              6.78              .62             6.78              8
     1,119,833             .64              6.85              .64             6.85             12
       945,361             .65              7.11              .65             7.11              8
       764,092             .68              6.85              .68             6.85             16
       668,416             .71              6.95              .71             6.95             39
       459,627             .73              7.68              .73             7.68             28
--------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

--------------------------------------------------------------------------------

                                       Income from investment
                                             operations                Less distributions
                                      --------------------------------------------------------
                                                   Net realized
                                                            and
                          Net asset                  unrealized      Dividends
                              value           Net   gain (loss)       from net  Distributions
                          beginning    investment          from     investment           from
                          of period        income investments**         income  capital gains
----------------------------------------------------------------------------------------------
 INS. MUNI BOND
----------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended 8/31/95       $10.400        $.260+        $ .219         $(.270)        $   --
 9/7/94 to
 2/28/95                     10.310         .264+          .115          (.273)         (.016)
 CLASS C
 6 mos. ended 8/31/95        10.310         .234           .188          (.233)            --
 9/8/94 to
 2/28/95                     10.290         .227+          .075          (.266)         (.016)
 CLASS R
 6 mos. ended 8/31/95        10.380         .285           .192          (.288)            --
 Year ended 2/28,
 1995                        10.810         .573          (.407)         (.580)         (.016)
 1994                        10.850         .574           .012          (.565)         (.061)
 1993                        10.030         .591           .880          (.589)         (.062)
 Year ended 2/29/92           9.690         .612           .425          (.617)         (.080)
 Year ended 2/28,
 1991                         9.520         .617           .198          (.611)         (.034)
 1990                         9.350         .627           .262          (.630)         (.089)
 1989                         9.300         .629           .050          (.629)            --
 Year ended 2/29/88           9.790         .637+         (.490)         (.637)            --
 12/10/86 to 2/28/87          9.600         .127+          .190          (.127)            --
----------------------------------------------------------------------------------------------

* Annualized.
** Net of taxes, if applicable. See Note 1 of the Notes to Financial
Statements.
+ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable. See note 7 of Notes to Financial Statements. During the period 6/13/95-7/31/95 for Muni Bond, the Adviser voluntarily reimbursed additional expenses to prevent the total expenses from exceeding .60% of the average daily net asset value of the Fund.
++ Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

--------------------------------------------------------------------------------------------------
Net asset value    Total return on
  end of period  net asset value++
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
        $10.610              4.65%

         10.400              3.84

         10.500              4.13

         10.310              3.09

         10.570              4.65

         10.380              1.85
         10.810              5.47
         10.850             15.24

         10.030             11.03

          9.690              8.94
          9.520              9.73
          9.350              7.63

          9.300              2.00

          9.790              3.31
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                     Ratios/supplemental data
--------------------------------------------------------------------------------------------------
                                      Ratio of net                      Ratio of net
                        Ratio of        investment         Ratio of       investment
                     expenses to            income      expenses to           income
    Net assets           average        to average          average       to average
 end of period net assets before net assets before net assets after net assets after     Portfolio
(in thousands)     reimbursement     reimbursement   reimbursement+   reimbursement+ turnover rate
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      $ 35,044             .98%*            5.00%*            .97%*           5.01%*           11%

        14,097            1.27*             5.28*            1.00*            5.55*            25

         5,371            1.62*             4.38*            1.62*            4.38*            11

         3,979            1.75*             4.83*            1.75*            4.83*            25

       748,290             .63*             5.38*             .63*            5.38*            11

       736,702             .64              5.67              .64             5.67             25
       745,914             .65              5.21              .65             5.21             11
       567,232             .72              5.68              .72             5.68             20

       306,853             .73              6.12              .73             6.12             45

       178,931             .80              6.45              .80             6.45             53
       111,806             .83              6.49              .83             6.49             78
        66,049             .87              6.83              .87             6.83            106

        41,330             .88              6.65              .60             6.93+            88

        13,160            3.50*              .50*              --             4.00*            --
--------------------------------------------------------------------------------------------------

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For nearly 100 years,
Nuveen has earned its
reputation as a tax-free income
specialist by focusing on
municipal bonds.


Your
investment
partners

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers-Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.


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John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286


OEF1-10.95

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